Arizona Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                           Value
--------------------------------------------------------------------------------

Assisted Living -- 1.7%
--------------------------------------------------------------------------------
NR        NR         $ 1,800    Arizona Health Facilities
                                Authority, (Mesa Project),
                                7.625%, 1/1/26                     $  1,860,444
--------------------------------------------------------------------------------
                                                                   $  1,860,444
--------------------------------------------------------------------------------

Education -- 7.0%
--------------------------------------------------------------------------------
Aa2       NR         $ 2,000    Arizona Educational Loan
                                Marketing Corp., (AMT), 6.25%,
                                6/1/06                             $  2,205,820

NR        NR           2,000    Arizona Educational Loan
                                Marketing Corp., (AMT), 6.30%,
                                12/1/08                               2,145,280

A         NR           1,500    Arizona Student Loan
                                Acquisition Authority, (AMT),
                                7.625%, 5/1/10                        1,682,400

A1        AA           1,250    University of Arizona,
                                6.25%, 6/1/11                         1,370,363
--------------------------------------------------------------------------------
                                                                   $  7,403,863
--------------------------------------------------------------------------------

Electric Utilities -- 15.2%
--------------------------------------------------------------------------------
A         A+         $ 1,000    Commonwealth of Puerto Rico,
                                Telephone Authority, Variable
                                Rate, 1/1/20/(1)/                  $  1,128,750

Ba2       BB+          3,500    Maricopa County, AZ, Pollution
                                Control, 6.375%, 8/15/23              3,737,895

Baa1      A-           5,300    Navajo County, AZ, Pollution
                                Control, 5.875%, 8/15/28              5,498,961

B2        B            1,000    Pima County, AZ, IDA, (Tucson
                                Electric Power Co.),
                                6.00%, 9/1/29                         1,029,480

Baa1      BBB+           370    Puerto Rico Electric Power
                                Authority, 7.125%, 7/1/14               391,138

Aa2       AA           3,500    Salt River Project Agricultural
                                Improvement and Power District,
                                5.00%, 1/1/20                         3,472,245

Aa2       AA             820    Salt River Project Agricultural
                                Improvement and Power District,
                                6.25%, 1/1/27                           882,935
--------------------------------------------------------------------------------
                                                                   $ 16,141,404
--------------------------------------------------------------------------------

Escrowed/Prerefunded -- 17.4%
--------------------------------------------------------------------------------
Aaa       AA         $ 1,000    Arizona Transportation Board
                                Highway, 6.50%, 7/1/11             $  1,113,550

NR        AAA          1,000    Glendale, AZ, Industrial
                                Development Authority, 7.125%,
                                7/1/20                                1,188,940

NR        NR           2,250    Maricopa County, AZ, IDA,
                                (Greenery Apartments), 6.625%,
                                7/1/26                                2,643,593

NR        NR           3,000    Maricopa County, AZ, IDA,
                                Multi-family, 6.625%, 1/1/27          3,528,690

NR        NR           1,250    Maricopa County, AZ, IDA, Place
                                Five and The Greenery Projects,
                                8.625%, 1/1/11                        1,652,450

Aaa       AAA          7,500    Maricopa County, AZ, Single
                                Family Mortgage, 0.00%, 2/1/16        3,031,800

Aaa       AAA          1,750    Phoenix, AZ, Civic Improvement
                                Excise Tax, (MBIA),
                                6.60%, 7/1/08                         2,007,705

Aaa       AAA          5,000    Phoenix, AZ, Industrial
                                Development Authority, IDA,
                                Single Family, 0.00%, 12/1/14         2,182,450

NR        AA           1,000    Phoenix, AZ, Street and Highway
                                User, 6.25%, 7/1/11                   1,096,920
--------------------------------------------------------------------------------
                                                                   $ 18,446,098
--------------------------------------------------------------------------------

General Obligations -- 6.0%
--------------------------------------------------------------------------------
Baa1      A          $ 1,125    Commonwealth of Puerto Rico,
                                0.00%, 7/1/17                      $    427,106

Aa1       AA+          2,000    Phoenix, AZ, 5.25%, 7/1/20            2,030,840

Aa1       AA+          1,500    Phoenix, AZ, 6.375%, 7/1/13           1,652,685

NR        A            2,000    Tatum Ranch, AZ,
                                6.875%, 7/1/16                        2,206,780
--------------------------------------------------------------------------------
                                                                   $  6,317,411
--------------------------------------------------------------------------------

Hospitals -- 4.6%
--------------------------------------------------------------------------------
NR        BBB        $ 1,130    Arizona Health Facilities,
                                (Phoenix Memorial Hospital),
                                8.125%, 6/1/12                     $  1,244,175

NR        BBB          1,250    Arizona Health Facilities,
                                (Phoenix Memorial Hospital),
                                8.20%, 6/1/21/(2)/                    1,379,150

Baa1      BBB-         1,000    Maricopa County, AZ, (Sun
                                Health Corporation), 8.125%,
                                4/1/12                                1,169,830

NR        NR             905    Winslow, AZ, Industrial
                                Development Authority, (Winslow
                                Memorial Hospital), 9.50%,
                                6/1/22                                1,049,592
--------------------------------------------------------------------------------
                                                                   $  4,842,747
--------------------------------------------------------------------------------

Housing -- 5.0%
--------------------------------------------------------------------------------
NR        A          $ 2,000    Maricopa County, AZ, IDA,
                                (Laguna Point Apartments),
                                6.75%, 7/1/19                      $  2,174,720

NR        NR           1,000    Maricopa County, AZ, IDA,
                                Multifamily, (National Health
                                Facilities II Project), Series
                                B, 6.375%, 1/1/19                       998,790

                       See notes to financial statements

Arizona Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                           Value
--------------------------------------------------------------------------------

Housing (continued)
--------------------------------------------------------------------------------
NR        AA         $ 1,000    Phoenix, AZ, (Woodstone and
                                Silver Springs Apartments),
                                Multi-family Housing, (Asset
                                Guaranty), 6.25%, 4/1/23           $  1,042,650

NR        AAA          1,000    Tempe, AZ, Industrial
                                Development Authority,
                                (Quadrangle Village
                                Apartments), 6.25%, 6/1/26            1,044,680
--------------------------------------------------------------------------------
                                                                   $  5,260,840
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution Control Revenue -- 9.2%
--------------------------------------------------------------------------------
A1        NR         $ 1,000    Casa Grande, AZ, Pollution
                                Control, (Frito Lay, Inc.),
                                6.60%, 12/1/10                     $  1,105,910

NR        BBB-         2,000    Coconino County, AZ, Pollution
                                Control, (Nevada Power
                                Co.-Series B), (AMT), 5.80%,
                                11/1/32                               2,068,100

Baa2      BBB          3,000    Gila County, AZ, Industrial
                                Development Authority, (Asarco,
                                Inc.), 5.55%, 1/1/27                  3,069,510

A2        A            1,000    Greenlee County, AZ, Pollution
                                Control, (Phelps Dodge Corp.),
                                5.45%, 6/1/09                         1,052,930

Ba1       BB+            500    Maricopa County, AZ, Pollution
                                Control, (Public Service Co.),
                                5.75%, 11/1/22                          518,780

Baa3      BBB-         1,750    Puerto Rico Port Authority,
                                (American Airlines), (AMT),
                                6.25%, 6/1/26                         1,903,773
--------------------------------------------------------------------------------
                                                                   $  9,719,003
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 2.9%
--------------------------------------------------------------------------------
Aaa       AAA        $ 2,715    Pima County, AZ,  (Irvington
                                Power), (FGIC), 7.25%, 7/15/10     $  3,059,669
--------------------------------------------------------------------------------
                                                                   $  3,059,669
--------------------------------------------------------------------------------

Insured-General Obligations -- 4.8%
--------------------------------------------------------------------------------
NR        AAA        $ 1,500    Commonwealth of Puerto Rico
                                "RIBS", (AMBAC), Variable
                                Rate, 7/1/15/(1)/                  $  1,758,750

Aaa       AAA          1,000    Commonwealth of Puerto Rico,
                                Variable Rate,
                                (FSA), 7/1/20/(1)/                    1,138,750

Aaa       AAA          1,000    Maricopa County, AZ, Alhambra
                                School District, (AMBAC),
                                5.125%, 7/1/13                        1,026,430

Aaa       AAA          1,000    Puerto Rico (FSA), Variable
                                Rate, 7/1/22/(1)/                     1,151,250
--------------------------------------------------------------------------------
                                                                   $  5,075,180
--------------------------------------------------------------------------------

Insured-Hospitals -- 13.0%
--------------------------------------------------------------------------------
Aaa       AAA        $ 2,000    Maricopa County, AZ, Hospital
                                District No. 1, (FGIC),
                                6.125%, 6/1/15                     $  2,169,360

Aaa       AAA          2,000    Maricopa County, AZ, Samaritan
                                Health, (MBIA), 7.00%, 12/1/16        2,538,440

Aaa       AAA          2,000    Mohave County, AZ, (Kingman
                                Regional Medical Center),
                                (FGIC), 6.50%, 6/1/15                 2,187,200

Aaa       AAA          1,000    Pima County, AZ, (Carondelet
                                Health Care Corp.), (MBIA),
                                5.25%, 7/1/12                         1,065,740

Aaa       AAA          1,000    Pima County, AZ, (Carondolet
                                Health Care Corp.), (MBIA),
                                5.25%, 7/1/11                         1,069,170

Aaa       AAA          1,500    Pima County, AZ, (Tucson
                                Medical Center), (MBIA), 5.00%,
                                4/1/15                                1,502,895

Aaa       AAA          1,500    Pima County, AZ, (Tucson
                                Medical Center), (MBIA),
                                6.375%, 4/1/12                        1,638,450

Aaa       AAA          1,500    Scottsdale, AZ, Industrial
                                Development Authority, (AMBAC),
                                6.125%, 9/1/17                        1,653,270
--------------------------------------------------------------------------------
                                                                   $ 13,824,525
--------------------------------------------------------------------------------

Insured-Housing -- 2.5%
--------------------------------------------------------------------------------
Aaa       AAA        $ 2,500    Maricopa County, AZ, IDA,
                                Multifamily, (National Health
                                Facilities II Project), (FSA),
                                5.50%, 1/1/24                      $  2,649,900
--------------------------------------------------------------------------------
                                                                   $  2,649,900
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 1.0%
--------------------------------------------------------------------------------
Aaa       AAA        $ 1,000    Chandler, AZ, Water and Sewer,
                                (FGIC), 6.25%, 7/1/13              $  1,095,530
--------------------------------------------------------------------------------
                                                                   $  1,095,530
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.1%
--------------------------------------------------------------------------------
NR        NR         $ 1,000    Virgin Islands Public Finance
                                Authority, 7.25%, 10/1/18          $  1,125,850
--------------------------------------------------------------------------------
                                                                   $  1,125,850
--------------------------------------------------------------------------------

Transportation -- 3.1%
--------------------------------------------------------------------------------
NR        BBB        $ 3,000    Guam Airport Authority, (AMT),
                                6.70%, 10/1/23                     $  3,303,540
--------------------------------------------------------------------------------
                                                                   $  3,303,540
--------------------------------------------------------------------------------

                       See notes to financial statements

Arizona Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                           Value
--------------------------------------------------------------------------------

Water and Sewer -- 5.5%
--------------------------------------------------------------------------------
Aa1       AA+        $ 2,000    Arizona Wastewater Management
                                Authority, 6.80%, 7/1/11           $  2,240,960

A1        AA-          1,000    Central Arizona Water
                                Conservation District, 5.50%,
                                11/1/09                               1,100,510

Aa3       A            1,500    Phoenix, AZ, (Civic Improvement
                                Corp.), 4.75%, 7/1/23                 1,417,455

A1        A+           1,000    Tuscon, AZ, Water Systems,
                                6.50%, 7/1/16                         1,083,520
--------------------------------------------------------------------------------
                                                                   $  5,842,445
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
     (identified cost $94,998,980)                                 $105,968,449
--------------------------------------------------------------------------------

AMT-Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 26.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1.0% to 9.4% of total investments.

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Colorado Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                           Value
--------------------------------------------------------------------------------

Electric Utilities -- 1.4%
--------------------------------------------------------------------------------
NR        BBB        $  500     Guam Power Authority,
                                6.625%, 10/1/14                    $   557,280
--------------------------------------------------------------------------------
                                                                   $   557,280
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 15.2%
--------------------------------------------------------------------------------
NR        AAA        $4,000     Colorado Health Facilities
                                Authority, (Liberty Heights),
                                (FSA), 0.00%, 7/15/24              $ 1,007,440

Aa2       NR          1,000     Colorado Housing and Finance
                                Authority, Retirement Housing,
                                (Liberty Heights Project),
                                (AMT), 7.55%, 11/1/27                1,134,690

Aaa       NR          3,000     Dawson Ridge, Metropolitan
                                District #1, Douglas
                                County, CO, 0.00%, 10/1/22             835,410

Aaa       NR          5,500     Dawson Ridge, Metropolitan
                                District Number 1, Douglas
                                County, CO, Escrowed to
                                Maturity, 0.00%, 10/1/22             1,531,585

Aaa       BBB           160     Denver, CO, City And County
                                Airport Revenue, (AMT),
                                Prerefunded to 11/15/01,
                                7.00%, 11/15/25                        176,571

Aaa       BBB            85     Denver, CO, City And County
                                Airport Revenue, (AMT),
                                Prerefunded to 11/15/04,
                                7.50%, 11/15/23                        102,503

Aaa       BBB         1,185     Denver, CO, City And County
                                Airport Revenue, Prerefunded
                                to 11/15/02, (AMT), 6.75%,
                                11/15/22                             1,289,399
--------------------------------------------------------------------------------
                                                                   $ 6,077,598
--------------------------------------------------------------------------------

General Obligations -- 2.6%
--------------------------------------------------------------------------------
Baa1      A          $1,000     Puerto Rico Highway and
                                Transportation Authority,
                                5.50%, 7/1/36                      $ 1,063,420
--------------------------------------------------------------------------------
                                                                   $ 1,063,420
--------------------------------------------------------------------------------

Hospitals -- 23.1%
--------------------------------------------------------------------------------
NR        NR         $  900     Colorado Health Facilities
                                Authority, (Cleo Wallace
                                Center), 7.00%, 8/1/15             $   946,035

NR        BBB-          650     Colorado Health Facilities
                                Authority, (National Jewish
                                Center For Immunology and
                                Respiratory Medicine),
                                6.875%, 2/15/12                        690,833

Baa1      NR         $2,000     Colorado Health Facilities
                                Authority, (Parkview Memorial
                                Hospital), 6.125%, 9/1/25          $ 2,130,400

Baa       BBB         2,050     Colorado Health Facilities
                                Authority, (Rocky Mountain
                                Adventist Healthcare),
                                6.625%, 2/1/13                       2,211,765

NR        NR            600     Colorado Health Facilities
                                Authority, (Steamboat Springs
                                Health), 5.00%, 9/15/03                606,264

NR        NR            500     Colorado Health Facilities
                                Authority, (Steamboat Springs
                                Health), 5.30%, 9/15/09                501,045

NR        BBB         2,000     Colorado Health Facilities
                                Authority, (Vail Valley Medical
                                Center), 6.60%, 1/15/20              2,154,440
--------------------------------------------------------------------------------
                                                                   $ 9,240,782
--------------------------------------------------------------------------------

Housing -- 14.8%
--------------------------------------------------------------------------------
NR        AAA        $1,000     City of Lakewood,
                                Multifamily Housing, FHA
                                Insured Mortgage Loan,
                                (AMT), 6.65%, 10/1/25              $ 1,076,710

Aa        AA            500     Colorado Housing and
                                Finance Authority,
                                Multifamily Mortgage
                                Revenue, MFMR, (AMT),
                                6.40%, 10/1/27                         534,650

Aa2       NR          1,350     Colorado Housing and
                                Finance Authority, Single
                                Family Access Program,
                                7.90%, 12/1/24                       1,516,860

Aa2       NR            710     Colorado Housing and
                                Finance Authority, Single
                                Family Access Program,
                                8.00%, 12/1/24                         807,767

Aa2       NR            530     Colorado Housing and
                                Finance Authority, Single
                                Family Housing, (AMT),
                                7.65%, 12/1/25                         600,140

NR        AAA         1,000     Denver, CO, Multifamily
                                Housing, (Lofts Project),
                                (AMT), 6.15%, 12/1/16                1,052,670

NR        NR            340     Lake Creek Affordable
                                Housing Corp., Multifamily,
                                8.00%, 12/1/23                         359,094
--------------------------------------------------------------------------------
                                                                   $ 5,947,891
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 6.5%
--------------------------------------------------------------------------------
A2        NR         $1,250     Puerto Rico Industrial,
                                Medical and Environmental
                                Pollution Control Facility
                                Finance Authority,
                                (American Home Products),
                                5.10%, 12/1/18                     $ 1,243,563



                       See notes to financial statements

Colorado Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------

Industrial Development Revenue/
Pollution Control Revenue (continued)
--------------------------------------------------------------------------
 Baa3      BBB-     $1,250     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.25%, 6/1/26                 $ 1,359,838
--------------------------------------------------------------------------
                                                             $ 2,603,401
--------------------------------------------------------------------------

Insured-Electric Utilities -- 2.2%
--------------------------------------------------------------------------
 Aaa       AAA      $  500     Commonwealth of Puerto
                               Rico, Telephone Authority,
                               (MBIA), Variable Rate,
                               1/16/15/(1)/                  $   541,875

 Aaa       AAA         300     Puerto Rico Electric Power
                               Authority, "STRIPES",
                               (FSA), Variable
                               Rate, 7/1/03/(1)/                 347,625
--------------------------------------------------------------------------
                                                             $   889,500
--------------------------------------------------------------------------

Insured-General Obligations -- 11.2%
--------------------------------------------------------------------------
 Aaa       AAA      $1,000     Douglas and Elbert
                               Counties, Douglas County
                               School District, (MBIA),
                               6.40%, 12/15/11               $ 1,141,190

 Aaa       AAA       1,750     Eagle, Garfield and Routt
                               Counties, School District
                               No. RE 50J, (FGIC), 6.30%,
                               12/1/12                         1,963,693

 Aaa       AAA       1,160     Highlands Ranch
                               Metropolitan District No.
                               2, (FSA), 6.50%, 6/15/10/(2)/   1,378,846
--------------------------------------------------------------------------
                                                             $ 4,483,729
--------------------------------------------------------------------------

Insured-Housing -- 2.7%
--------------------------------------------------------------------------
 Aaa       AAA      $1,000     City of Thornton, SCA
                               Realty MFMR, (FSA), 7.10%,
                               1/1/30                        $ 1,096,730
--------------------------------------------------------------------------
                                                             $ 1,096,730
--------------------------------------------------------------------------

Insured-Special Tax Revenue -- 2.7%
--------------------------------------------------------------------------
 Aaa       AAA      $1,000     City of Broomfield Sales
                               and Use Tax, (AMBAC),
                               6.30%, 12/1/14                $ 1,090,060
--------------------------------------------------------------------------
                                                             $ 1,090,060
--------------------------------------------------------------------------

Insured-Transportation -- 2.0%
--------------------------------------------------------------------------
 Aaa       AAA      $  750     Denver, CO, (Denver
                               International Airport),
                               (AMT), (MBIA),
                               5.75%, 11/15/15               $   794,805
--------------------------------------------------------------------------
                                                             $   794,805
--------------------------------------------------------------------------

Transportation -- 12.9%
--------------------------------------------------------------------------
 Baa3      BB+      $2,000     Denver, CO, (United
                               Airlines), (AMT), 6.875%,
                               10/1/32                       $ 2,193,499

 Aaa       BBB         315     Denver, CO, City and County
                               Airport Revenue, (AMT),
                               6.75%, 11/15/22                   356,659

 Baa1      BBB         590     Denver, CO, City And County
                               Airport Revenue, (AMT),
                               7.00%, 11/15/25                   637,849

 Baa1      BBB         415     Denver, CO, City and County
                               Airport Revenue, (AMT),
                               7.50%, 11/15/23                   480,275

 NR        NR          500     Eagle County, CO, (Eagle
                               County Airport Terminal
                               Project), (AMT), 7.50%,
                               5/1/21                            546,820

 NR        BBB         750     Guam Airport Authority,
                               (AMT), 6.60%, 10/1/10             825,353

 NR        BBB         100     Guam Airport Authority,
                               (AMT), 6.70%, 10/1/23             110,118
--------------------------------------------------------------------------
                                                             $ 5,150,573
--------------------------------------------------------------------------

Water and Sewer -- 2.7%
--------------------------------------------------------------------------
 NR        NR       $1,000     Cottonwood Water and
                               Sanitation District, 7.75%,
                               12/1/20                       $ 1,070,840
--------------------------------------------------------------------------
                                                             $ 1,070,840
--------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $35,691,544)                            $40,066,609
--------------------------------------------------------------------------
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 23.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.7% to 9.6% of total investments.

/(1)/ Security has been issued as an inverse floater bond.

/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Connecticut Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
--------------------  Principal
                      Amount
           Standard   (000's
Moody's    & Poor's   omitted)  Security                               Value
--------------------------------------------------------------------------------------
Education  -- 9.3%
--------------------------------------------------------------------------------------
 NR        BBB-       $4,775    Connecticut Health and Education
                                Facilities Authority, (Quinnipiac
                                College), 6.00%, 7/1/23                $   4,895,235

 Baa3      BBB-        1,000    Connecticut HEFA, (Sacred Heart
                                University), 5.80%, 7/1/23                 1,007,130

 Ba2       BBB-        5,500    Connecticut HEFA, (University of
                                Hartford), 6.80%, 7/1/22                   5,890,225

 Aaa       AAA         3,400    Connecticut HEFA, (Yale University),
                                Variable Rate, 6/10/30/(1)/                3,901,500
--------------------------------------------------------------------------------------
                                                                       $  15,694,090
--------------------------------------------------------------------------------------


Electric Utilities -- 5.2%
--------------------------------------------------------------------------------------
 NR        BBB        $1,100    Guam Power Authority,
                                6.625%, 10/1/14                        $   1,226,016

 NR        BBB         3,625    Guam Power Authority Revenue Bonds,
                                6.30%, 10/1/22                             3,868,528

 NR        NR          3,365    Virgin Islands Water and Power
                                Authority, 7.40%, 7/1/11                   3,696,049
--------------------------------------------------------------------------------------
                                                                       $   8,790,593
--------------------------------------------------------------------------------------

Escrowed/Prerefunded -- 1.5%
--------------------------------------------------------------------------------------
 NR        A          $1,000    Connecticut HEFA, (Sacred Heart
                                University), 6.80%, 7/1/12             $   1,125,710

 A1        AAA           645    Connecticut Special Tax Obligation
                                Bonds, (STOB), Transportation
                                Infrastructure Purposes,
                                6.50%, 7/1/09                                682,204

 NR        AA-           650    State of Connecticut, General
                                Obligations Bonds,
                                6.875%, 7/15/10                              707,285
--------------------------------------------------------------------------------------
                                                                       $   2,515,199
--------------------------------------------------------------------------------------

General Obligations -- 2.5%
--------------------------------------------------------------------------------------
 Aa2       AA         $1,270    City of Danbury, 4.50%, 2/1/14         $   1,237,475

 Baa1      A           1,065    Commonwealth of Puerto Rico, Public
                                Improvement, 0.00%, 7/1/15                   454,393

 NR        BBB           500    Government of Guam,
                                5.40%, 11/15/18                              507,255

 Aa3       AA-         1,000    State of Connecticut,
                                5.40%, 11/1/16                             1,045,630

 Aa3       AA-        $1,750    State of Connecticut, Capital
                                Appreciation Bonds,
                                0.00%, 11/1/09                         $   1,026,025
--------------------------------------------------------------------------------------
                                                                       $   4,270,778
--------------------------------------------------------------------------------------

Hospitals -- 9.0%
--------------------------------------------------------------------------------------
 Baa2      NR         $5,400    Connecticut HEFA, (Griffin Hospital),
                                5.75%, 7/1/23                          $   5,495,094

 NR        NR          2,000    Connecticut HEFA, (New Britan Memorial
                                Hospital), 7.75%, 7/1/22                   2,320,820

 NR        A+          1,100    Connecticut HEFA, (William W. Backus
                                Hospital), 6.00%, 7/1/12                   1,169,344

 NR        A+          5,780    Connecticut HEFA, (William W. Backus
                                Hospital), 6.375%, 7/1/22                  6,148,706
--------------------------------------------------------------------------------------
                                                                       $  15,133,964
--------------------------------------------------------------------------------------

Housing -- 12.5%
--------------------------------------------------------------------------------------
 Aa        AA         $3,000    Connecticut HFA, MRB,
                                6.20%, 5/15/14                         $   3,170,550

 Aa2       AA          1,695    Connecticut HFA, MRB,
                                6.35%, 5/15/17                             1,814,175

 Aa2       AA            210    Connecticut HFA, MRB,
                                6.55%, 11/15/13                              224,597

 Aa2       AA          2,515    Connecticut HFA, MRB,
                                6.60%, 11/15/23                            2,690,648

 Aa2       AA          5,315    Connecticut HFA, MRB,
                                6.70%, 11/15/12                            5,715,485

 Aa2       AA          1,705    Connecticut HFA, MRB,
                                6.75%, 11/15/23                            1,827,283

 Aa2       AA            200    Connecticut HFA, MRB,
                                7.00%, 11/15/09                              214,514

 Aa        AA             15    Connecticut HFA, MRB,
                                7.625%, 11/15/17                              15,343

 Aa2       AA          4,735    Connecticut HFA, MRB, (AMT), 6.20%,
                                11/15/22                                   5,030,653

 Aa2       AA            210    Connecticut HFA, MRB, (AMT), 6.90%,
                                5/15/20                                      224,916

 Aa        NR            100    Connecticut HFA, MRB, (AMT), 7.40%,
                                11/15/99                                     102,417
--------------------------------------------------------------------------------------
                                                                       $  21,030,581
--------------------------------------------------------------------------------------

                       See notes to financial statements

Connecticut Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------   Principal
                      Amount
           Standard   (000's
Moody's    & Poor's   omitted)  Security                               Value
--------------------------------------------------------------------------------------
Industrial Development Revenue/Pollution Control Revenue -- 3.3%
--------------------------------------------------------------------------------------
 Aaa       AAA        $1,000    Connecticut Development Authority PCR,
                                (Pfizer Inc.), 6.55%, 2/15/13          $   1,101,990

 NR        NR          3,065    Connecticut Development Authority,
                                Airport Facility, (Signature Flight),
                                (AMT), 6.625%, 12/1/14                     3,283,535

 A3        A-          1,100    Sprague, CT, Environmental Improvement
                                Revenue, (International Paper Co.),
                                (AMT), 5.70%, 10/1/21                      1,140,458
--------------------------------------------------------------------------------------
                                                                       $   5,525,983
--------------------------------------------------------------------------------------

Insured-Education -- 3.4%
--------------------------------------------------------------------------------------
 Aaa       AAA        $4,000    Connecticut HEFA, (Choate Rosemary
                                College), (MBIA),
                                5.00%, 7/1/27                          $   3,939,240

 Aaa       AAA         1,555    Connecticut HEFA, (Choate Rosemary
                                College), (MBIA),
                                6.80%, 7/1/15/(2)/                         1,792,371
--------------------------------------------------------------------------------------
                                                                       $   5,731,611
--------------------------------------------------------------------------------------

Insured-General Obligations -- 1.3%
--------------------------------------------------------------------------------------
 Aaa       AAA        $1,000    City of New Britain, (MBIA),
                                6.00%, 3/1/12                          $   1,139,450

 Aaa       AAA         1,000    Puerto Rico Commonwealth, (MBIA),
                                5.375%, 7/1/25                             1,024,830
--------------------------------------------------------------------------------------
                                                                       $   2,164,280
--------------------------------------------------------------------------------------

Insured-Hospitals -- 8.6%
--------------------------------------------------------------------------------------
 Aaa       AAA        $1,000    Connecticut HEFA, (Bridgeport
                                Hospital), (MBIA),
                                6.625%, 7/1/18                         $   1,100,270

 Aaa       AAA         1,000    Connecticut HEFA, (Danbury Hospital),
                                (AMBAC), 5.375%, 7/1/17                    1,019,600

 Aaa       AAA         1,000    Connecticut HEFA, (Hospital of St.
                                Raphael), (AMBAC),
                                6.50%, 7/1/11                              1,191,410

 Aaa       AAA         1,500    Connecticut HEFA, (Hospital of St.
                                Raphael), (AMBAC),
                                6.625%, 7/1/14                             1,627,665

 Aaa       AAA         2,350    Connecticut HEFA, (Lawrence and
                                Memorial Hospital), (MBIA),
                                5.00%, 7/1/22                              2,298,042

 Aaa       NR          2,900    Connecticut HEFA, (Middlesex Hospital),
                                (MBIA), 5.125%, 7/1/27                     2,884,601

 Aaa       AAA         2,000    Connecticut HEFA, (Veterans Memorial
                                Medical Center), (MBIA), 5.375%, 7/1/15    2,076,720

 Aaa       AAA        $2,000    Connecticut HEFA, (Yale-New Haven
                                Hospital), (MBIA), 6.50%, 7/1/12       $   2,190,620
--------------------------------------------------------------------------------------
                                                                       $  14,388,928
--------------------------------------------------------------------------------------

Insured-Housing -- 0.2%
--------------------------------------------------------------------------------------
 NR        AA     $      305    Puerto Rico Housing Finance Corp.,
                                (AMBAC), 7.50%, 10/1/11                $     317,850
--------------------------------------------------------------------------------------
                                                                       $     317,850
--------------------------------------------------------------------------------------

Insured-Transportation -- 5.8%
--------------------------------------------------------------------------------------
 Aaa       AAA        $8,200    State of Connecticut, Airport Revenue
                                Bonds, (Bradley International), (FGIC),
                                7.65%, 10/1/12                         $   9,719,951
--------------------------------------------------------------------------------------
                                                                       $   9,719,951
--------------------------------------------------------------------------------------

Nursing Homes -- 14.6%
--------------------------------------------------------------------------------------
 NR        NR         $1,240    Connecticut Development Authority,
                                (Baptist Homes), 9.00%, 9/1/22         $   1,410,202

 A2        NR          9,000    Connecticut Development Authority,
                                Health Care Bonds, (Duncaster), 6.75%,
                                9/1/15                                     9,785,249

 A1        AA-           720    Connecticut HEFA, (NHP), (Highland
                                View), (AMT), 7.00%, 11/1/07                 833,954

 A1        AA-         1,305    Connecticut HEFA, (NHP), (Sharon
                                Healthcare), 6.25%, 11/1/14                1,443,043

 A1        AA-           655    Connecticut HEFA, (NHP), (St.
                                Camillus), 6.25%, 11/1/18                    718,280

 A1        AA-         3,250    Connecticut HEFA, (NHP), (St. Joseph's
                                Manor), 6.25%, 11/1/16                     3,593,785

 A1        AA-           335    Connecticut HEFA, (NHP), (Wadsworth
                                Glen), (AMT), 7.00%, 11/1/07                 388,020

 A1        AA-         2,000    Connecticut HEFA, (NHP), (Wadsworth
                                Glen), (AMT), 7.50%, 11/1/16               2,361,340

 A1        AA-         3,000    Connecticut HEFA, (NHP), (Windsor),
                                7.125%, 11/1/14                            3,486,900

 A1        AA-           500    Connecticut HEFA, (NHP), (Windsor),
                                7.125%, 11/1/24                              579,565
--------------------------------------------------------------------------------------
                                                                       $  24,600,338
--------------------------------------------------------------------------------------

Solid Waste -- 10.6%
--------------------------------------------------------------------------------------
 A         NR         $2,500    Bristol Resource Recovery Facility
                                Operating Committee, (Ogden Martin
                                Systems), 6.50%, 7/1/14                $   2,758,550

                       See notes to financial statements

Connecticut Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
--------------------  Principal
                      Amount
           Standard   (000's
Moody's    & Poor's   omitted)  Security                               Value
-----------------------------------------------------------------------------------------
Solid Waste (continued)
-----------------------------------------------------------------------------------------
 A2        A          $ 4,250   Connecticut Resources Recovery
                                Authority, (American REF-FUEL Co.),
                                (AMT), 6.45%, 11/15/22                    $   4,564,713

 Baa1      AA-            450   Connecticut Resources Recovery
                                Authority, (American REF-FUEL Co.),
                                (AMT), 8.00%, 11/15/15                          475,452

 A2        A            1,000   Connecticut Resources Recovery
                                Authority, (American REF-FUEL Co.),
                                (AMT), 8.10%, 11/15/15                        1,059,250

 NR        A-           8,970   Eastern Connecticut Resource Recovery
                                Authority, (Wheelabrator Lisbon),
                                (AMT), 5.50%, 1/1/20                          8,924,342
-----------------------------------------------------------------------------------------
                                                                          $  17,782,307
-----------------------------------------------------------------------------------------

Special Tax Revenue -- 7.4%
-----------------------------------------------------------------------------------------
 Baa1      A          $   500   Puerto Rico Highway and Transportation
                                Authority, 5.50%, 7/1/15                  $     537,905

 Baa1      A            4,465   Puerto Rico Highway and Transportation
                                Authority, 5.50%, 7/1/15                      4,803,492

 A1        AA-          3,180   State of Connecticut, (STOB), 6.125%,
                                9/1/12                                        3,650,735

 A1        AA-          2,000   State of Connecticut, (STOB), 6.50%,
                                10/1/12                                       2,375,960

 NR        NR           1,000   Virgin Islands Public Finance
                                Authority, 7.25%, 10/1/18                     1,125,850
-----------------------------------------------------------------------------------------
                                                                          $  12,493,942
-----------------------------------------------------------------------------------------

Student Loans -- 2.6%
-----------------------------------------------------------------------------------------
 A1        NR         $ 1,220   Connecticut Higher Education
                                Supplemental Loan Authority Revenue
                                Bonds, (AMT), 6.20%, 11/15/09             $   1,306,876

 A1        NR             400   Connecticut Higher Education
                                Supplemental Loan Authority Revenue
                                Bonds, (AMT), 7.375%, 11/15/05                  415,156

 A1        NR           2,505   Connecticut Higher Education
                                Supplemental Loan Authority Revenue
                                Bonds, (AMT), 7.50%, 11/15/10                 2,604,323
-----------------------------------------------------------------------------------------
                                                                          $   4,326,355
-----------------------------------------------------------------------------------------

Transportation -- 1.3%
-----------------------------------------------------------------------------------------
 NR        BBB        $ 2,000   Guam Airport Authority, (AMT), 6.70%,
                                10/1/23                                   $   2,202,360
-----------------------------------------------------------------------------------------
                                                                          $   2,202,360
-----------------------------------------------------------------------------------------

Water and Sewer -- 0.9%
-----------------------------------------------------------------------------------------
 Aaa       AAA        $ 1,250   State of Connecticut Clean Water Fund
                                Revenue Bonds, 6.00%, 10/1/12             $   1,430,788
-----------------------------------------------------------------------------------------
                                                                          $   1,430,788
-----------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
      (identified cost $156,324,927)                                      $ 168,119,898
-----------------------------------------------------------------------------------------

AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 19.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.3% to 11.1% of total investments.

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.


                       See notes to financial statements

Michigan Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)  Principal
-------------------  Amount
           Standard  (000's
Moody's    & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------

Education -- 0.7%
--------------------------------------------------------------------------------
Aa2        NR        $1,000     Oakland County, MI,
                                (Cranbrook Educational
                                Community Project), 5.00%,
                                11/1/17                       $     996,190
--------------------------------------------------------------------------------
                                                              $     996,190
--------------------------------------------------------------------------------

Electric Utilities -- 2.9%
--------------------------------------------------------------------------------
NR         BBB       $1,000     Guam Power Authority,
                                6.625%, 10/1/14               $   1,114,560

Baa1       BBB+         500     Michigan South Central
                                Power Agency Supply
                                System, 6.75%, 11/1/10              540,545

Baa1       BBB        1,780     Monroe County, MI, PCR,
                                (Detroit Edison Project),
                                (AMT), 7.75%, 12/1/19             1,928,078

Baa1       BBB+         365     Puerto Rico Electric Power
                                Authority, 7.125%, 7/1/14           385,955
--------------------------------------------------------------------------------
                                                              $   3,969,138
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 7.9%
--------------------------------------------------------------------------------
NR         NR        $2,550     Clintondale, MI, Community
                                Schools, 6.75%, 5/1/24        $   2,890,017

Aaa        AAA        1,000     Lake Orion, MI, School
                                District General
                                Obligations, (AMBAC),
                                7.00%, 5/1/20                     1,178,410

Aaa        AAA          450     Michigan HFA, (Detroit
                                Medical Center Obligated
                                Group), 7.50%, 8/15/11              509,580

Aaa        AAA        4,130     Michigan HFA, (MidMichigan
                                Obligated Group),
                                6.625%, 6/1/10                    4,382,012

NR         NR         1,770     Michigan Strategic
                                Environmental Research
                                Institute, 6.375%, 8/15/12        1,942,681
--------------------------------------------------------------------------------
                                                              $  10,902,700
--------------------------------------------------------------------------------

General Obligations -- 6.1%
--------------------------------------------------------------------------------
Aa2        AA+       $  500     Avondale School District,
                                MI, School Building and
                                Site, 6.75%, 5/1/14           $     541,600

Baa1       A            500     Commonwealth of Puerto
                                Rico, Public Improvement,
                                0.00%, 7/1/16                       201,335

Baa1       A            700     Commonwealth of Puerto
                                Rico, Public Improvement,
                                0.00%, 7/1/18                       251,818

Baa2       BBB+       5,295     Detroit, MI, 6.35%, 4/1/14        5,734,007

Aaa        BBB+      $  500     Detroit, MI, 6.70%, 4/1/10    $     577,515

Aa2        AA+        1,000     Mattawan, MI, Consolidated
                                Schools, 6.40%, 5/1/09            1,099,900
--------------------------------------------------------------------------------
                                                              $   8,406,175
--------------------------------------------------------------------------------

Hospitals -- 12.9%
--------------------------------------------------------------------------------
NR         BBB       $2,000     Michigan HFA, (Central
                                Michigan Community
                                Hospital), 6.25%, 10/1/27     $   2,123,820

A2         A          2,975     Michigan HFA, (Detroit
                                Medical Center Obligated
                                Group), 5.50%, 8/15/23            3,017,424

A2         A          4,000     Michigan HFA, (Detroit
                                Medical Center Obligated
                                Group), 6.25%, 8/15/13            4,294,120

Aa         AA           250     Michigan HFA, (Henry Ford
                                Continuing Care Corp.),
                                6.75%, 7/1/11                       272,510

A1         NR         9,000     Michigan HFA, (McLaren
                                Obligated Group), 4.50%,
                                10/15/21                          8,135,189
--------------------------------------------------------------------------------
                                                              $  17,843,063
--------------------------------------------------------------------------------

Housing -- 1.3%
--------------------------------------------------------------------------------
NR         AA-       $  740     Michigan HDA Rental
                                Housing, (AMT), 7.15%,
                                4/1/10                        $     793,628

NR         AA+        1,000     Michigan HDA, SFMR, (AMT),
                                6.20%, 12/1/27                    1,054,810
--------------------------------------------------------------------------------
                                                              $   1,848,438
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 12.4%
--------------------------------------------------------------------------------
Baa1       BBB       $2,000     Dickinson, MI, PCR,
                                (Champion International),
                                5.85%, 10/1/18                $   2,104,980

NR         BB-        1,000     Michigan State Strategic
                                Fund, (Credon Paper),
                                (AMT), 6.50%, 8/1/21              1,029,140

A3         A          5,970     Michigan Strategic Fund,
                                (General Motors Corp.),
                                6.20%, 9/1/20                     6,448,256

NR         BB-          110     Michigan Strategic Fund,
                                (KMart Corp.), 6.80%,
                                12/15/07                            116,410

NR         NR         3,000     Michigan Strategic Fund,
                                (S.D. Warren Co.), (AMT),
                                7.375%, 1/15/22                   3,338,550

Baa3       BBB-       2,750     Puerto Rico Port
                                Authority, (American
                                Airlines), (AMT), 6.25%,
                                6/1/26                            2,991,643

Baa3       BBB-         490     Puerto Rico Port
                                Authority, (American
                                Airlines), (AMT), 6.30%,
                                6/1/23                              524,261

                       See notes to financial statements

Michigan Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited) Principal
-------------------  Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                           Value
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue (continued)
--------------------------------------------------------------------------------
NR        BB-        $  530     Richmond, MI, EDC, (Kmart
                                Corp.), 6.625%, 1/1/07             $    565,309
--------------------------------------------------------------------------------
                                                                   $ 17,118,549
--------------------------------------------------------------------------------

Insured-Colleges and Universities -- 5.3%
--------------------------------------------------------------------------------
Aaa       AAA        $2,870     Eastern Michigan University,
                                (FGIC), 5.50%, 6/1/27              $  2,993,611

Aaa       AAA         2,750     Ferris State University,
                                MI, (MBIA), 5.25%, 10/1/20            2,770,735

Aaa       AAA         1,000     Michigan State University-Grand
                                Valley, (MBIA), 5.25%, 10/1/17        1,016,270

Aaa       AAA           500     Western Michigan University,
                                (AMBAC), 6.50%, 7/15/21                 544,295
--------------------------------------------------------------------------------
                                                                   $  7,324,911
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 3.9%
--------------------------------------------------------------------------------
Aaa       AAA        $  300     Michigan Strategic Fund,
                                (Detroit Edison Co.),
                                (FGIC), 6.95%, 5/1/11              $    369,651

Aaa       AAA         4,000     Michigan Strategic Fund,
                                (Detroit Edison Co.),
                                (FGIC), 6.95%, 9/1/21                 4,394,799

Aaa       AAA           550     Monroe County, MI, PCR,
                                (Detroit Edison Co.), (FGIC),
                                (AMT), 7.65%, 9/1/20                    602,899
--------------------------------------------------------------------------------
                                                                   $  5,367,349
--------------------------------------------------------------------------------

Insured-General Obligations -- 14.3%
--------------------------------------------------------------------------------
Aaa       AAA        $  500     Detroit, MI, (FGIC),
                                5.50%, 4/1/16                      $    518,490

Aaa       AAA         1,000     Grand Ledge, MI, School District,
                                (MBIA), 5.375%, 5/1/24                1,021,480

Aaa       AAA         2,000     Holland, MI, School District,
                                (AMBAC), 0.00%, 5/1/17                  764,200

Aaa       AAA         2,000     Kalamazoo, MI, Public Library,
                                (MBIA), 5.40%, 5/1/14                 2,143,560

Aaa       AAA         2,000     Lincoln Park, MI, School District,
                                (FGIC), 5.00%, 5/1/20                 1,970,800

Aaa       AAA         1,500     Lincoln Park, MI, School District,
                                (FGIC), 5.90%, 5/1/26                 1,612,860

Aaa       AAA         1,750     Livonia, MI, School District,
                                (FGIC), 5.125%, 5/1/22                1,746,238

Aaa       AAA         2,610     Okemos, MI, Public Schools,
                                (MBIA), 0.00%, 5/1/16                 1,057,755

Aaa       AAA         4,740     South Redford, MI, School District,
                                (FGIC), 5.50%, 5/1/22                 4,920,593

Aaa       AAA         2,750     Ypsilanti, MI, School District,
                                (FGIC), 5.375%, 5/1/26                2,811,105

Aaa       AAA         1,150     Zeeland, MI, Public Schools,
                                (MBIA), 5.25%, 5/1/24                 1,159,971
--------------------------------------------------------------------------------
                                                                   $ 19,727,052
--------------------------------------------------------------------------------

Insured-Hospitals -- 4.6%
--------------------------------------------------------------------------------
Aaa       AAA        $2,500     Jackson, MI, HFA, (W.A.
                                Foote Memorial), (FGIC),
                                4.75%, 6/1/15                      $  2,413,875

Aaa       AAA         3,500     Kent, MI, HFA,
                                (Butterworth Health
                                System), (MBIA),
                                6.125%, 1/15/16                       3,852,170
--------------------------------------------------------------------------------
                                                                   $  6,266,045
--------------------------------------------------------------------------------

Insured-Housing -- 2.0%
--------------------------------------------------------------------------------
Aaa       AAA        $  500     Michigan HDA, (Parkway
                                Meadows Project), (FSA),
                                6.85%, 10/15/18                    $    537,710

Aaa       AAA         2,075     Michigan HDA, SFMR, (AMBAC),
                                (AMT), 6.05%, 12/1/27                 2,180,867
--------------------------------------------------------------------------------
                                                                   $  2,718,577
--------------------------------------------------------------------------------

Insured-Life Care -- 1.7%
--------------------------------------------------------------------------------
Aaa       AAA        $2,250     Michigan State HFA,
                                (Midmichigan Obligation
                                Group-Series A), (FSA),
                                5.375%, 6/1/27                     $  2,292,278
--------------------------------------------------------------------------------
                                                                   $  2,292,278
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 8.6%
--------------------------------------------------------------------------------
Aaa       AAA        $  400     Clinton Township, MI, Water
                                and Sewage System, (AMBAC),
                                4.75%, 7/1/11                      $    401,292

Aaa       AAA           400     Clinton Township, MI, Water
                                and Sewage System, (AMBAC),
                                4.75%, 7/1/12                           398,332

Aaa       AAA         7,680     Detroit City, MI, Water
                                Supply System, (FGIC),
                                4.75%, 7/1/19                         7,322,265

Aaa       AAA         3,425     Detroit City, MI, Water
                                Supply System, (FGIC),
                                6.25%, 7/1/12                         3,746,368
--------------------------------------------------------------------------------
                                                                   $ 11,868,257
--------------------------------------------------------------------------------

Life Care -- 1.9%
--------------------------------------------------------------------------------
NR        BBB        $1,500     Kalamazoo Michigan Economic
                                Development, 6.25%, 5/15/27        $  1,596,795




                       See notes to financial statements

Michigan Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                     Value
--------------------------------------------------------------------------

Life Care (continued)
--------------------------------------------------------------------------
 NR        NR       $1,000     Michigan HFA,(Presbyterian
                               Village), 6.50%, 1/1/25      $   1,079,580
--------------------------------------------------------------------------
                                                            $   2,676,375
--------------------------------------------------------------------------

Miscellaneous -- 1.2%
--------------------------------------------------------------------------
 NR        NR       $1,500     Pittsfield Township, MI,
                               EDC, (Arbor Hospice
                               Project), 7.875%, 8/15/27    $   1,583,640
--------------------------------------------------------------------------
                                                            $   1,583,640
--------------------------------------------------------------------------

Pooled Loans -- 4.6%
--------------------------------------------------------------------------
 NR        A        $1,825     Michigan Muni Bond
                               Authority Local Government
                               Loan, 6.75%, 5/1/12          $   2,042,504

 NR        A           590     Michigan Municipal Bond
                               Authority Local Government
                               Loan, 6.90%, 5/1/21                650,918

 Aa2       AA+       2,550     Michigan Municipal Bond
                               Authority Local Government
                               Loan-Qualified School,
                               6.50%, 5/1/07                    2,850,186

 Aa2       AA+         760     Michigan Municipal Parking
                               Bond Authority, 6.50%,
                               11/1/08                            845,971
--------------------------------------------------------------------------
                                                            $   6,389,579
--------------------------------------------------------------------------

Solid Waste -- 0.8%
--------------------------------------------------------------------------
 Ba1       BBB-     $1,000     Central Wayne County, MI,
                               Sanitation Authority,
                               6.50%, 7/1/07                $   1,083,400
--------------------------------------------------------------------------
                                                            $   1,083,400
--------------------------------------------------------------------------

Special Tax Revenue -- 6.9%
--------------------------------------------------------------------------
 NR        BBB+     $  250     Battle Creek, MI, Downtown
                               Development Authority Tax
                               Increment, 7.60%, 5/1/16     $     299,003

 NR        BBB+      1,315     Battle Creek, MI, Downtown
                               Development Authority Tax
                               Increment, 7.65%, 5/1/22         1,576,330

 NR        A         4,300     Detroit, MI, (Convention
                               Facility Cobo Hall
                               Expansion Project), 5.25%,
                               9/30/12/(1)/                     4,349,708

 NR        A-        3,050     Detroit, MI, Downtown Tax
                               Increment, 0.00%, 7/1/16         1,118,710

 NR        A-        2,000     Detroit, MI, Downtown Tax
                               Increment, 0.00%, 7/1/20           583,600

 A3        A         1,500     Detroit, MI, Local
                               Development Finance
                               Authority, 5.375%, 5/1/21        1,523,295
--------------------------------------------------------------------------
                                                            $   9,450,646
--------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $124,442,329)                          $ 137,832,362
--------------------------------------------------------------------------
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 41.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 2.1% to 26.0%.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Minnesota Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)



Tax-Exempt Investments -- 100.0%



Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                     Value
--------------------------------------------------------------------------

Assisted Living -- 1.7%
--------------------------------------------------------------------------
NR        NR        $ 1,000     St. Paul, MN, Housing and
                                Redevelopment, (Elder Care
                                Institute, Inc.), 8.75%,
                                11/1/24                      $ 1,171,910
--------------------------------------------------------------------------
                                                             $ 1,171,910
--------------------------------------------------------------------------

Education -- 6.3%
--------------------------------------------------------------------------
A2        NR        $ 1,000     Hopkins, MN, (Blake
                                School), 5.50%, 9/1/24       $ 1,023,890

Baa2      NR            500     Minnesota Higher Education
                                Facilities Authority, (St.
                                Mary's College), 6.15%,
                                10/1/23                          523,000

A3        NR            100     Minnesota State Higher
                                Education Facilities
                                Authority, (St. Olaf
                                College), 6.25%, 4/1/10          100,244

A3        NR            500     Minnesota State Higher
                                Education Facilities, (St.
                                John's University), 5.40%,
                                10/1/22                          511,300

A2        NR          1,100     Minnesota State Higher
                                Education Facilities,
                                (University of St.
                                Thomas), 5.40%, 4/1/22         1,123,848

A2        NR          1,000     Minnesota State Higher
                                Education Facilities,
                                (University of St.
                                Thomas), 5.40%, 4/1/23         1,020,320
--------------------------------------------------------------------------

                                                             $ 4,302,602
--------------------------------------------------------------------------

Electric Utilities -- 2.5%
--------------------------------------------------------------------------
Baa1      A         $ 1,130     Bass Brook, MN, Pollution
                                Control Revenue,
                                (Minnesota Power and
                                Light), 6.00%, 7/1/22        $ 1,182,443

A2        A             500     Northern Municipal Power
                                Agency, Minnesota Electric,
                                7.25%, 1/1/16                    523,960
--------------------------------------------------------------------------
                                                             $ 1,706,403
--------------------------------------------------------------------------

Escrowed / Prerefunded -- 3.3%
--------------------------------------------------------------------------
Aaa       AAA       $   150     Minnesota Public
                                Facilities Authority,
                                Pollution Control,
                                Prerefunded to 3/1/01,
                                6.70%, 3/1/13                $   164,504

Aaa       AAA           100     Minnesota Public
                                Facilities Authority,
                                Pollution Control,
                                Prerefunded to 3/1/99,
                                7.00%, 3/1/09                    105,504

Aaa       AAA         1,700     State of Minnesota,
                                Prerefunded to 8/1/02,
                                Variable
                                Rate, 8/1/11/(1)/              1,995,375
--------------------------------------------------------------------------
                                                             $ 2,265,383
--------------------------------------------------------------------------

General Obligations -- 7.9%
--------------------------------------------------------------------------
Aa2       NR        $ 2,500     Lakeville, MN, Independent
                                School District, 5.125%,
                                2/1/22                       $ 2,504,850

Aaa       AAA           200     Minneapolis and St. Paul,
                                MN, Airports Commission,
                                (AMT),
                                6.60%, 1/1/09                    215,972

Aaa       AAA           300     Minneapolis and St. Paul,
                                MN, Airports Commission,
                                (AMT),
                                6.60%, 1/1/10                    323,958

A1        AA-           200     St. Cloud, MN, Variable
                                Rate, 8/1/13/(1)/                227,750

Aaa       AAA         1,000     State of Minnesota,
                                5.40%, 8/1/13                  1,034,570

Aaa       AAA         1,000     State of Minnesota,
                                (Duluth Airport), (AMT),
                                6.25%, 8/1/14                  1,095,070
--------------------------------------------------------------------------
                                                             $ 5,402,170
--------------------------------------------------------------------------

Hospitals -- 15.0%
--------------------------------------------------------------------------
A         A-        $ 1,250     Minneapolis and St. Paul,
                                MN, Housing and
                                Redevelopment Authority,
                                (Group Health Plan, Inc.),
                                6.75%, 12/1/13               $ 1,380,713

A         A-            250     Minneapolis and St. Paul,
                                MN, Housing and
                                Redevelopment Authority,
                                (Group Health Plan, Inc.),
                                6.90%, 10/15/22                  276,715

NR        BBB+        2,120     Red Wing, MN, Health Care
                                Facilities, (River Region
                                Obligation Group), 6.50%,
                                9/1/22                         2,294,582

NR        AA+         2,200     Rochester, MN, Health Care
                                Facilities, (Mayo Clinic),
                                (AMT), Variable
                                Rate, 11/15/15/(1)/            2,579,500

Baa3      BBB         1,000     St. Paul, MN, Housing and
                                Redevelopment Authority,
                                (Healtheast), 6.625%,
                                11/1/17                        1,078,630

Baa3      BBB         2,500     St. Paul, MN, Housing and
                                Redevelopment Authority,
                                (Healtheast), 6.625%,
                                11/1/17                        2,696,574
--------------------------------------------------------------------------
                                                             $10,306,714
--------------------------------------------------------------------------

Housing -- 23.9%
--------------------------------------------------------------------------
NR        AAA       $   300     Coon Rapids, MN,
                                Multifamily Housing,
                                (Browns Meadow), (FHA),
                                (AMT), 6.85%, 8/1/33         $   317,757

NR        AAA         1,395     Dakota County, MN, Housing
                                and Redevelopment
                                Authority, (GNMA), 7.375%,
                                12/1/29/(2)/                   1,537,095



                      See notes to financial statements

Minnesota Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                     Value
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
 Aaa       NR       $   500     Eagan, MN, Multifamily
                                Revenue, (Woodridge
                                Apartments), (GNMA),
                                5.95%, 2/1/32                $   519,225

 NR        AAA          500     Eden Prairie, MN,
                                Multifamily Housing,
                                (Edendale
                                Apartments-Series A),
                                5.60%, 12/1/32                   512,140

 Aaa       NR           500     Little Canada, MN,
                                Facilities Revenue,
                                (Cedars Lakeside) (GNMA),
                                5.90%, 8/1/20                    522,645

 Aaa       NR           500     Little Canada, MN,
                                Facilities Revenue,
                                (Cedars Lakeside) (GNMA),
                                5.95%, 2/1/32                    520,485

 Aa        NR         1,200     Maplewood, MN, Multifamily
                                Housing, (Beaver Creek),
                                (FHA), 6.50%, 9/1/24           1,273,596

 NR        AAA           85     Minneapolis and St. Paul,
                                MN, Housing Finance Board,
                                SFM, (GNMA), (AMT), 7.30%,
                                8/1/31                            89,992

 Aa2       AA+          400     Minnesota State Housing
                                Finance Agency, SFM,
                                6.95%, 7/1/16                    430,312

 Aa2       AA+        3,975     Minnesota State Housing
                                Finance Agency, SFM,
                                (AMT), 6.50%, 1/1/26/(3)/      4,203,323

 Aa2       AA+        1,000     Minnesota State Housing
                                Finance Agency, SFM,
                                (AMT), 6.75%, 7/1/12           1,060,080

 Aa2       AA+          650     Minnesota State Housing
                                Finance Agency, SFM,
                                (AMT), 6.75%, 1/1/26             690,183

 Aa2       AA+        1,235     Minnesota State Housing
                                Finance Agency, SFM,
                                (AMT), 6.85%, 1/1/24           1,311,484

 Aa2       AA+          380     Minnesota State Housing
                                Finance Agency, SFM,
                                (AMT), 7.05%, 7/1/22             399,099

 Aa        NR         1,250     St. Louis Park, MN,
                                Multifamily Revenue,
                                (Knollwood Apartments),
                                (FHA), 6.25%, 12/1/28          1,310,700

 Aaa       NR         1,685     St. Paul, MN, Housing and
                                Redevelopment Authority,
                                Multifamily Housing,
                                (Cliffe Apartments),
                                (GNMA), 6.00%, 1/1/31          1,747,362
---------------------------------------------------------------------------
                                                             $16,445,478
---------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 7.7%
---------------------------------------------------------------------------
 NR        A-       $ 1,000     Cloquet, MN, Pollution
                                Control Revenue, (Potlach
                                Corp.), 5.90%, 10/1/26       $ 1,062,500

 NR        A-       $   750     Minneapolis, MN, Community
                                Development Agency,
                                6.00%, 6/1/11                $   778,800

 NR        A-           100     Minneapolis, MN, Community
                                Development Agency,
                                7.35%, 12/1/09                   106,395

 NR        A-         1,250     Minneapolis, MN, Community
                                Development Agency,
                                7.40%, 12/1/21                 1,328,513

 NR        A-         1,605     Minneapolis, MN, Community
                                Development Agency, (AMT),
                                6.80%, 12/1/24                 1,743,672

 NR        A-           300     Minneapolis, MN, Community
                                Development Agency,
                                (Firemans Ins.), 6.40%,
                                12/1/04                          310,899
---------------------------------------------------------------------------
                                                             $ 5,330,779
---------------------------------------------------------------------------

Insured-Electric Utilities -- 15.1%
---------------------------------------------------------------------------
 Aaa       AAA      $ 1,050     Northern Municipal Power
                                Agency, (AMBAC), 5.30%,
                                1/1/21                       $ 1,070,423

 Aaa       AAA          300     Northern Municipal Power
                                Agency, (AMBAC), 6.00%,
                                1/1/19                           305,379

 Aaa       AAA          700     Northern Municipal Power
                                Agency, (FSA), 5.40%,
                                1/1/16/(4)/                      719,110

 Aaa       AAA        3,000     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 0.00%, 10/1/21           945,900

 Aaa       AAA       10,000     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 0.00%, 1/1/25          2,572,300

 Aaa       AAA        9,880     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 0.00%, 1/1/26          2,408,546

 Aaa       AAA        4,800     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 0.00%, 1/1/27          1,112,160

 Aaa       AAA          450     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), 5.00%, 1/1/12            454,698

 Aaa       AAA          300     Southern Minnesota
                                Municipal Power Agency,
                                (MBIA), (AMT), Variable
                                Rate, 1/1/18/(1)/                323,250

 Aaa       AAA          510     Western Minnesota
                                Municipal Power Agency,
                                (MBIA), 5.50%, 1/1/15            510,209
---------------------------------------------------------------------------
                                                             $10,421,975
---------------------------------------------------------------------------

                       See notes to financial statements

Minnesota Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                     Value
---------------------------------------------------------------------------

Insured-General Obligations -- 2.2%
---------------------------------------------------------------------------
 Aaa       AAA      $ 1,330     St. Francis, MN,
                                Independent School
                                District No. 15, (FGIC),
                                6.35%, 2/1/12                $ 1,510,268
---------------------------------------------------------------------------
                                                             $ 1,510,268
---------------------------------------------------------------------------

Insured-Hospitals -- 3.5%
---------------------------------------------------------------------------
 Aaa       AAA      $   100     Minneapolis and St. Paul,
                                MN, Health Care Systems,
                                (Health One), (MBIA),
                                7.40%, 8/15/11               $   109,461

 Aaa       AAA          250     Minneapolis, MN, Hospital
                                Revenue, (Fairview
                                Hospital), (MBIA),
                                6.50%, 1/1/11                    272,823

 Aaa       AAA          450     Minnesota Agricultural and
                                Economic Development,
                                (Fairview Hospital),
                                (MBIA), 5.75%, 11/15/26          481,829

 Aaa       AAA          450     Plymouth, MN, Health
                                Facilities, (Westhealth),
                                (CGIC), 6.25%, 6/1/16            497,646

 Aaa       AAA        1,000     St. Louis Park, MN, Health
                                Care Facilities, (AMBAC),
                                Variable Rate, 7/1/13/(1)/     1,036,250
---------------------------------------------------------------------------
                                                             $ 2,398,009
---------------------------------------------------------------------------

Insured-Housing -- 2.4%
---------------------------------------------------------------------------
 Aaa       AAA      $ 1,500     SCA MFMR Receipts,
                                Burnsville, MN, (FSA),
                                7.10%, 1/1/30                $ 1,645,095
---------------------------------------------------------------------------
                                                             $ 1,645,095
---------------------------------------------------------------------------

Insured-Special Tax Revenue -- 4.5%
---------------------------------------------------------------------------
 Aaa       AAA      $ 3,000     St. Paul, MN, Housing and
                                Redevelopment Authority,
                                (Civic Center), (MBIA),
                                5.45%, 11/1/13               $ 3,116,129
---------------------------------------------------------------------------
                                                             $ 3,116,129
---------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 3.3%
---------------------------------------------------------------------------
 Baa1      NR       $   350     Cambridge, MN, Economic
                                Development Authority,
                                6.25%, 2/1/14                $   364,151

 Aa2       AA         1,770     Hennepin County, MN,
                                6.80%, 5/1/17/(2)/             1,925,087
---------------------------------------------------------------------------
                                                             $ 2,289,238
---------------------------------------------------------------------------

Solid Waste -- 0.7%
---------------------------------------------------------------------------
 Aa3       A-1+     $   450     Anoka County, MN, Solid
                                Waste Disposal, National
                                Rural Utility, (AMT),
                                6.95%, 12/1/08               $   484,038
---------------------------------------------------------------------------
                                                             $   484,038
---------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $62,345,476)                            $68,796,191
---------------------------------------------------------------------------
AMT -- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 27.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 2.0% to 18.0% of total investments.

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
/(3)/ Security has been segregated to cover when-issued securities.
/(4)/ When-issued security.

                       See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Assisted Living -- 2.9%
--------------------------------------------------------------------------
 A2        A+       $ 1,455     New Jersey EDA, 7.05%,
                                3/1/16                      $  1,488,130

 NR        NR         3,750     New Jersey EDA, (Chelsea
                                at East Brunswick
                                Project), (AMT),
                                8.25%, 10/1/20                 4,181,213

 NR        NR         3,630     New Jersey EDA, (Forsgate
                                Project), (AMT),
                                8.625%, 6/1/25                 4,176,678
--------------------------------------------------------------------------
                                                            $  9,846,021
--------------------------------------------------------------------------

Cogeneration -- 4.2%
--------------------------------------------------------------------------
 NR        BB+      $12,750     New Jersey EDA, (Vineland
                                Cogeneration), (AMT),
                                7.875%, 6/1/19              $ 14,078,294
--------------------------------------------------------------------------
                                                            $ 14,078,294
--------------------------------------------------------------------------

Education -- 2.9%
--------------------------------------------------------------------------
 Baa1      BBB+     $ 2,480     New Jersey Education
                                Facilities Authority,
                                (Seton Hall Univ.),
                                7.00%, 7/1/21               $  2,677,507

 NR        NR         8,800     New Jersey Higher
                                Educational Student Loan
                                Bonds, (AMT), 0.00%,
                                7/1/10                         3,416,512

 Aaa       AAA        1,000     New Jersey State
                                Educational Facilities
                                Authority, (Princeton
                                Theological), 5.00%,
                                7/1/22                         1,002,550

 A1        AAA        2,500     Rutgers, The State
                                University of New Jersey,
                                6.85%, 5/1/21                  2,758,800
--------------------------------------------------------------------------
                                                            $  9,855,369
--------------------------------------------------------------------------

Electric Utilities -- 3.8%
--------------------------------------------------------------------------
 NR        BBB      $   100     Guam Power Authority,
                                5.25%, 10/1/13              $    100,494

 NR        BBB          750     Guam Power Authority,
                                5.25%, 10/1/23                   747,848

 NR        BBB        3,000     Guam Power Authority,
                                6.75%, 10/1/24                 3,364,830

 Baa1      BBB+       6,500     Puerto Rico Electric
                                Power Authority, 0.00%,
                                7/1/17                         2,463,045

 Baa1      BBB+       2,000     Puerto Rico Electric
                                Power Authority, 0.00%,
                                7/1/17                           752,140

 NR        NR         4,905     Virgin Islands Water and
                                Power Authority, 7.40%,
                                7/1/11                         5,387,554
--------------------------------------------------------------------------
                                                            $ 12,815,911
--------------------------------------------------------------------------

Escrowed/Prerefunded -- 3.0%
--------------------------------------------------------------------------
 Aaa       A+       $ 1,000     New Jersey EDA,
                                Performing Arts Center,
                                Prerefunded to 6/15/01,
                                6.75%, 6/15/12              $  1,104,630

 Aaa       AAA        1,155     New Jersey Educational
                                Facilities Authority,
                                (Seton Hall University),
                                Prerefunded to 7/1/99,
                                6.85%, 7/1/19                  1,226,864

 Aa2       AAA        1,205     New Jersey Health Care
                                Facilities Financing
                                Authority, (Barnert
                                Hospital), Prerefunded to
                                8/1/01, 6.80%, 8/1/19          1,321,005

 Aaa       AA         1,040     New Jersey Wastewater
                                Treatment Trust,
                                Prerefunded to 5/15/98,
                                7.25%, 5/15/08                 1,071,470

 NR        AA           920     New Jersey Wastewater
                                Treatment Trust,
                                Prerefunded to 6/15/00,
                                6.875%, 6/15/09                  998,789

 NR        AA           230     New Jersey Wastewater
                                Treatment Trust,
                                Prerefunded to 6/15/00,
                                7.00%, 6/15/10                   250,288

 Aaa       AAA          870     Newark, NJ, (AMBAC),
                                Prerefunded to 10/1/99,
                                7.375%, 10/1/07                  937,164

 NR        NR         2,000     Passaic County, NJ,
                                Prerefunded to 9/1/99,
                                6.70%, 9/1/13                  2,126,320

 A3        AA-        1,000     University of Medicine
                                and Dentistry,
                                Prerefunded to 12/1/99,
                                7.20%, 12/1/19                 1,078,770
--------------------------------------------------------------------------
                                                            $ 10,115,300
--------------------------------------------------------------------------

General Obligations -- 4.2%
--------------------------------------------------------------------------
 Baa1      A        $ 1,400     Commonwealth of Puerto
                                Rico, Public Improvement,
                                0.00%, 7/1/18               $    503,636

 NR        BBB        9,745     Government of Guam,
                                5.40%, 11/15/18                9,886,399

 Aa2       NR         3,000     Mercer County Improvement
                                Authority, 0.00%, 4/1/10       1,710,570

 NR        BBB          400     Puerto Rico (Guaynabo
                                Municipal Government
                                Center Lease), 5.625%,
                                7/1/22                           410,608

 NR        A+         1,500     The Hudson County
                                Improvement Authority,
                                6.625%, 8/1/25                 1,634,550
--------------------------------------------------------------------------
                                                            $ 14,145,763
--------------------------------------------------------------------------

Hospitals -- 12.7%
--------------------------------------------------------------------------
 Baa2      NR       $ 5,250     Camden County, NJ,
                                Improvement Authority
                                Revenue, (Cooper Health
                                System), 6.00%, 2/15/27     $  5,502,578


                       See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------------

Hospitals (continued)
--------------------------------------------------------------------------------
A3        A-        $ 2,300     New Jersey Health Care
                                Facilities Financing
                                Authority, (Atlantic City
                                Medical Center), 6.80%,
                                7/1/11                      $  2,543,639

Baa2      NR          5,875     New Jersey Health Care
                                Facilities Financing
                                Authority, (Deborah Heart
                                and Lung Center),
                                6.30%, 7/1/23                  6,259,695

Baa1      NR          4,000     New Jersey Health Care
                                Facilities Financing
                                Authority, (Southern
                                Ocean County Hospital),
                                6.25%, 7/1/23                  4,266,320

Aa2       AAA         9,585     New Jersey Health Care
                                Facilities Financing
                                Authority, (St.
                                Elizabeth's Hospital),
                                6.80%, 8/1/19                 10,326,111

Baa1      A-         2,500      New Jersey Health Care
                                Facilities, (Capital
                                Health Systems),
                                5.25%, 7/1/17                  2,493,850

Baa1      A-         1,250      New Jersey Health Care
                                Facilities, (Capital
                                Health Systems), 5.125%,
                                7/1/12                         1,244,900

Baa2      BBB        5,400      New Jersey Health Care
                                Facilities, (Capital
                                Health Systems),
                                6.00%, 7/1/27                  5,684,958

Baa1      A-         1,750      New Jersey Health Care
                                Facilities, (Capital
                                Health Systems),
                                5.25%, 7/1/27                  1,734,373

NR        BBB+       2,720      New Jersey Health Care
                                Facilities, (Holy Name
                                Hospital), 6.00%, 7/1/25       2,863,534
--------------------------------------------------------------------------------
                                                            $ 42,919,958
--------------------------------------------------------------------------------

Housing -- 2.6%
--------------------------------------------------------------------------------
NR        AAA      $ 2,000      New Jersey Housing and
                                Mortgage Finance Agency,
                                (Presidential Plaza),
                                (FHA), 6.95%, 5/1/13        $  2,175,020

NR        AAA        3,700      New Jersey Housing and
                                Mortgage Finance Agency,
                                (Presidential Plaza),
                                (FHA), 7.00%, 5/1/30           4,030,077

NR        A+         1,000      New Jersey Housing and
                                Mortgage Finance Agency,
                                Rental Housing, (AMT),
                                7.10%, 5/1/22                  1,066,670

NR        A+         1,250      New Jersey Housing
                                Finance Agency, 7.25%,
                                11/1/22                        1,321,338

Aaa       AAA          190      Puerto Rico Housing
                                Finance Corp., Single
                                Family Mortgage Revenue,
                                (GNMA), 6.85%, 10/15/23          202,284
--------------------------------------------------------------------------------
                                                            $  8,795,389
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 7.6%
--------------------------------------------------------------------------------
NR        NR       $ 4,000      Middlesex County
                                Pollution Control
                                Financing Authority,
                                (Amerada Hess Corp.),
                                6.875%, 12/1/22             $  4,389,840

NR        NR         2,000      Middlesex County
                                Pollution Control
                                Financing Authority,
                                (Amerada Hess Corp.),
                                7.875%, 6/1/22                 2,321,180

NR        NR         5,640      New Jersey EDA, (777
                                Pattison Ave., Inc.),
                                8.95%, 12/15/18                6,323,681

Aa1       NR         3,000      New Jersey EDA, (Garden
                                State Paper Co.), 7.125%,
                                4/1/22                         3,325,350

Baa1      BBB+       2,135      New Jersey EDA, (GATX
                                Terminals Corp.), 7.30%,
                                9/1/19                         2,444,831

NR        NR         1,500      New Jersey EDA, (Holt
                                Hauling and Warehousing
                                System, Inc.), 7.90%,
                                3/1/27                         1,701,960

NR        NR         1,160      New Jersey EDA, (National
                                Association of Accountants),
                                7.65%, 7/1/09                  1,247,731

NR        NR         2,000      New Jersey EDA, (The
                                Seeing Eye, Inc.), 7.30%,
                                4/1/11                         2,137,420

NR        BBB-       1,725      New Jersey EDA, (Trigen
                                Trenton), (AMT), 6.20%,
                                12/1/07                        1,830,501
--------------------------------------------------------------------------------
                                                            $ 25,722,494
--------------------------------------------------------------------------------

Insured-Education -- 0.3%
--------------------------------------------------------------------------------
Aaa       AAA      $   845      New Jersey Educational
                                Facilities Authority,
                                (Seton Hall University),
                                (BIGI), 6.85%, 7/1/19       $    894,821
--------------------------------------------------------------------------------
                                                            $    894,821
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 0.4%
--------------------------------------------------------------------------------
Aaa       AAA      $ 1,150      New Jersey EDA, New
                                Jersey American Water
                                Co., (AMT) (FGIC),
                                6.875%, 11/1/34             $  1,312,150
--------------------------------------------------------------------------------
                                                            $  1,312,150
--------------------------------------------------------------------------------

Insured-General Obligations -- 1.2%
--------------------------------------------------------------------------------
Aaa       AAA      $ 3,815      Middletown Township, NJ,
                                Board of Education,
                                (MBIA), 5.80%, 8/1/23       $  4,047,486
--------------------------------------------------------------------------------
                                                            $  4,047,486
--------------------------------------------------------------------------------

                       See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Insured-Hospitals -- 3.7%
--------------------------------------------------------------------------
 Aaa       AAA      $ 3,750     New Jersey EDA, (Clara
                                Mass Health Systems),
                                (FSA), 5.00%, 7/1/25        $  3,683,925

 Aaa       NR         4,250     New Jersey EDA,
                                (Hillcrest Health
                                Services), (AMBAC),
                                0.00%, 1/1/19                  1,497,190

 Aaa       NR         3,000     New Jersey EDA,
                                (Hillcrest Health
                                Services), (AMBAC),
                                0.00%, 1/1/21                    956,520

 Aaa       NR        10,620     New Jersey EDA, (St.
                                Barnabas Project),
                                (MBIA), 0.00%, 7/1/26          2,558,889

 Aaa       AAA        1,570     New Jersey Health Care
                                Facilities Financing
                                Authority, (Cathedral
                                Health Services) (MBIA),
                                7.25%, 2/15/21                 1,727,330

 Aaa       AAA        2,000     New Jersey Health Care
                                Facilities Financing
                                Authority, (Hackensack
                                Medical Center) (FGIC),
                                6.25%, 7/1/21                  2,121,400
--------------------------------------------------------------------------
                                                            $ 12,545,254
--------------------------------------------------------------------------

Insured-Housing -- 0.8%
--------------------------------------------------------------------------
 Aaa       AAA      $ 1,070     New Jersey Housing and
                                Mortgage Finance Agency,
                                (AMT) (MBIA), 7.70%,
                                10/1/29                     $  1,122,120

 Aaa       AAA        1,620     Pennsauken Township,
                                Housing Finance Corp.,
                                (MBIA), 8.00%, 4/1/11          1,689,692
--------------------------------------------------------------------------
                                                            $  2,811,812
--------------------------------------------------------------------------

Insured-Lease Revenue/Certificates of
Participation -- 4.0%
--------------------------------------------------------------------------
 Aaa       AAA      $ 3,900     County of Atlantic, NJ,
                                Public Facilities Lease
                                Agreement, (FGIC), 6.00%,
                                3/1/13                      $  4,447,872

 Aaa       AAA        1,750     Hudson County, NJ,
                                Correctional Facility,
                                (MBIA), 6.50%, 12/1/11         1,917,423

 Aaa       AAA        2,500     Hudson County, NJ,
                                Improvement Authority,
                                Secondary Yield Curve
                                Notes, (FGIC) Variable
                                Rate, 12/1/25/(1)/             2,915,625

 Aaa       AAA        1,800     Middlesex County, NJ,
                                Certificates of
                                Participation, (MBIA),
                                6.125%, 2/15/19                1,961,262

 Aaa       AAA        2,020     University of Medicine
                                and Dentistry,
                                Certificates of
                                Participation, (MBIA),
                                6.75%, 12/1/09                 2,150,654
--------------------------------------------------------------------------
                                                            $ 13,392,836
--------------------------------------------------------------------------

Insured-Transportation -- 5.0%
--------------------------------------------------------------------------
 NR        AAA      $ 5,000     New Jersey Turnpike
                                Authority, "RITES"
                                (MBIA), Variable
                                Rate, 1/1/16/(1)/           $  6,931,250

 Aaa       AAA        7,450     New Jersey Turnpike
                                Authority, (MBIA), 6.50%,
                                1/1/16                         8,915,266

 Aaa       AAA        1,000     New Jersey Turnpike
                                Authority, (MBIA), 6.50%,
                                1/1/16                         1,196,680
--------------------------------------------------------------------------
                                                            $ 17,043,196
--------------------------------------------------------------------------

Insured-Water and Sewer -- 1.2%
--------------------------------------------------------------------------
 Aaa       NR       $ 1,000     Bayonne, NJ, Municipal
                                Utilities Authority Water
                                System, (MBIA), 5.00%,
                                1/1/17                      $    993,910

 Aaa       AAA        2,500     Middlesex County
                                Utilities Authority,
                                (MBIA), Variable
                                Rate, 8/15/10/(1)/             2,924,950
--------------------------------------------------------------------------
                                                            $  3,918,860
--------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation -- 3.9%
--------------------------------------------------------------------------
 Baa1      A-       $   720     County of Atlantic, NJ,
                                Public Facilities Lease
                                Agreement, 8.875%, 1/15/14  $  1,008,922

 Baa1      A-           785     County of Atlantic, NJ,
                                Public Facilities Lease
                                Agreement, 8.875%, 1/15/15     1,106,897

 Aa        AA-        2,000     Mercer County Improvement
                                Authority, (Richard J.
                                Hughes Justice), 6.05%,
                                1/1/15                         2,002,980

 Aa        AA-        1,500     Mercer County Improvement
                                Authority, (Richard J.
                                Hughes Justice), 6.05%,
                                1/1/16                         1,502,235

 Aa        AA-        1,500     Mercer County Improvement
                                Authority, (Richard J.
                                Hughes Justice), 6.05%,
                                1/1/17                         1,502,235

 Aa2       AA-        2,591     New Jersey Building
                                Authority, (Garden State
                                Savings Bonds), 0.00%,
                                6/15/10                        1,463,423

 A1        A+         5,500     New Jersey EDA, Economic
                                Recovery Fund, 0.00%,
                                3/15/13                        2,602,105

 A1        A+         1,650     New Jersey EDA, State
                                Contract, 0.00%, 9/15/09         965,861


                       See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Lease Revenue/
Certificates of Participation (continued)
--------------------------------------------------------------------------
 A1        NR       $ 1,000     Township of Bedminster,
                                NJ, Board of Education,
                                7.125%, 9/1/10              $  1,104,140
--------------------------------------------------------------------------
                                                            $ 13,258,798
--------------------------------------------------------------------------

Life Care -- 2.3%
--------------------------------------------------------------------------
 NR        NR       $   615     New Jersey EDA, (Cadbury
                                Corp.), 7.50%, 7/1/21       $    656,685

 NR        NR         2,000     New Jersey EDA, (Cadbury
                                Corp.), 8.00%, 7/1/15          2,169,260

 NR        NR           300     New Jersey EDA, (Cadbury
                                Corp.), 8.70%, 7/1/07            329,340

 NR        NR         4,000     New Jersey EDA, (Keswick
                                Pines Project), 8.75%,
                                1/1/24                         4,632,120
--------------------------------------------------------------------------
                                                            $  7,787,405
--------------------------------------------------------------------------

Nursing Homes -- 1.3%
--------------------------------------------------------------------------
 NR        NR       $ 1,400     New Jersey EDA,
                                (Claremont Health System,
                                Inc.), 9.10%, 9/1/22        $  1,603,364

 NR        NR         2,500     New Jersey EDA, (Victoria
                                Health Corp.), 7.65%,
                                1/1/14                         2,741,825
--------------------------------------------------------------------------
                                                            $  4,345,189
--------------------------------------------------------------------------

Solid Waste -- 0.5%
--------------------------------------------------------------------------
 NR        BB       $ 1,750     Union County, NJ,
                                Utilities Authority,
                                (AMT), 7.20%, 6/15/14       $  1,761,848
--------------------------------------------------------------------------
                                                            $  1,761,848
--------------------------------------------------------------------------

Special Tax Revenue -- 11.3%
--------------------------------------------------------------------------
 NR        NR       $ 7,600     New Jersey Sports and
                                Exposition Authority,
                                (Monmouth Park Project),
                                8.00%, 1/1/25/(2)/          $  8,699,948

 Baa1      A          6,100     Puerto Rico Highway and
                                Transportation Authority,
                                5.00%, 7/1/36                  6,079,077

 Baa1      A          7,825     Puerto Rico Highway and
                                Transportation Authority,
                                5.50%, 7/1/36                  8,321,262

 NR        NR        13,350     Virgin Islands Public
                                Finance Authority, 7.25%,
                                10/1/18                       15,030,097
--------------------------------------------------------------------------
                                                            $ 38,130,384
--------------------------------------------------------------------------

Transportation -- 18.0%
--------------------------------------------------------------------------
 NR        BBB      $ 1,400     Guam Airport Authority,
                                6.50%, 10/1/23              $  1,537,452

 NR        BBB        2,000     Guam Airport Authority,
                                (AMT), 6.70%, 10/1/23          2,202,360

 Aa3       A+         3,500     New Jersey Turnpike
                                Authority, 5.00%, 6/15/17      3,491,180

 A1        AA-       19,000     Port Authority of New
                                York and New Jersey,
                                6.125%, 6/1/24                22,108,969

 A1        AA-        4,750     Port Authority of New
                                York and New Jersey,
                                (AMT), 6.25%, 1/15/27          5,033,100

 Baa3      BBB-       5,100     Port Authority of New
                                York and New Jersey,
                                (Delta Airlines), 6.95%,
                                6/1/08                         5,611,479

 NR        NR         5,000     Port Authority of New
                                York and New Jersey,
                                (KIAC), 6.75%, 10/1/19         5,585,550

 Baa3      BBB-       2,250     Puerto Rico Port
                                Authority, (American
                                Airlines), (AMT), 6.25%,
                                6/1/26                         2,447,708

 Baa3      BBB-       5,550     Puerto Rico Port
                                Authority, (American
                                Airlines), (AMT), 6.30%,
                                6/1/23                         5,938,056

 NR        BBB        1,520     South Jersey
                                Transportation Authority,
                                6.15%, 1/1/22                  1,628,209

 A1        AA-        5,000     The Port Authority of New
                                York and New Jersey,
                                5.375%, 3/1/28                 5,314,200
--------------------------------------------------------------------------
                                                            $ 60,898,263
--------------------------------------------------------------------------

Water and Sewer -- 2.2%
--------------------------------------------------------------------------
 A1        AA-      $ 2,000     Gloucester County
                                Utilities Authority,
                                6.50%, 1/1/21               $  2,154,500

 A3        A          4,500     New Jersey EDA,
                                Elizabethtown Water
                                Revenue, (AMT),
                                6.70%, 8/1/21                  4,841,325

 Aa2       AA            80     New Jersey Wastewater
                                Treatment Trust, 6.875%,
                                6/15/09                           87,167

 Aa2       AA            20     New Jersey Wastewater
                                Treatment Trust, 7.00%,
                                6/15/10                           21,848

 Aa3       AA           360     New Jersey Wastewater
                                Treatment Trust, 7.25%,
                                5/15/08                          370,742
--------------------------------------------------------------------------
                                                            $  7,475,582
--------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $302,127,280)                          $337,918,383
--------------------------------------------------------------------------

                       See notes to financial statements

New Jersey Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 16.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 0.6% to 11.1% of total investments.

/(1)/ Security has been issued as an inverse floater bond.
/(2)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Assisted Living -- 3.8%
--------------------------------------------------------------------------
 NR        NR       $ 2,680     Chester, PA, IDA, (Senior
                                Life Choice of Paoli, L.P.),
                                8.05%, 1/1/24               $  2,977,748

 NR        NR         5,000     Chester, PA, Industrial
                                Development Authority, IDA,
                                (Senior Life Choice
                                of Kimberton) (AMT),
                                8.50%, 9/1/25                  5,724,000

 NR        NR         5,000     Delaware, PA, IDA,
                                (Senior Quarters Project)
                                (AMT), 8.625%, 9/1/25          5,744,750
--------------------------------------------------------------------------
                                                            $ 14,446,498
--------------------------------------------------------------------------

Cogeneration -- 3.3%
--------------------------------------------------------------------------
 NR        NR       $12,000     Pennsylvania Economic
                                Development Authority,
                                EDA, (Northampton
                                Generation Project)
                                (AMT), 6.50%, 1/1/13        $ 12,680,159
--------------------------------------------------------------------------
                                                            $ 12,680,159
--------------------------------------------------------------------------

Colleges and Universities -- 3.4%
--------------------------------------------------------------------------
 NR        AAA      $ 2,000     Lehigh, PA, (Allentown
                                College of St. Francis),
                                6.75%, 12/15/12             $  2,180,080

 NR        BBB-       1,100     Lehigh, PA, (Cedar Crest
                                College), 6.70%, 4/1/26        1,201,464

 NR        BBB-       3,000     Pennsylvania HEFA,
                                (Gwynedd-Mercy College),
                                5.60%, 11/1/22/(1)/            3,014,160

 NR        BBB+       2,000     Pennsylvania Higher
                                Educational Facilities
                                Authority, HEFA,
                                5.90%, 1/1/27                  2,089,980

 NR        A-         4,225     Scranton-Lackawanna, PA,
                                (University of Scranton),
                                6.40%, 3/1/07                  4,553,959
--------------------------------------------------------------------------
                                                            $ 13,039,643
--------------------------------------------------------------------------

Electric Utilities -- 2.6%
--------------------------------------------------------------------------
 Baa3      BB-      $   500     Beaver, PA, IDA, (Ohio
                                Edison Co.), 7.75%, 9/1/24  $    528,460

 Baa1      BBB+       3,250     Delaware, PA, IDA,
                                (Philadelphia Electric
                                Co.), 7.375%, 4/1/21           3,552,803

 Baa2      BBB+       4,070     Montgomery, PA, IDA,
                                (Philadelphia Electric
                                Co.) (AMT), 7.60%, 4/1/21      4,442,690

 NR        NR         1,445     Virgin Islands Water and
                                Power Authority, 7.40%,
                                7/1/11                         1,587,159
--------------------------------------------------------------------------
                                                            $ 10,111,112
--------------------------------------------------------------------------

Escrowed/Prerefunded -- 8.0%
--------------------------------------------------------------------------
 Aaa       AAA      $ 5,600     Berks, PA, General
                                Obligations, (FGIC),
                                Variable
                                Rate, 11/10/20/(2)/         $  6,846,000

 NR        A          2,000     Chester Upland, PA,
                                School District, 6.375%,
                                9/1/21                         2,187,940

 Aaa       NR         1,750     Chester, PA, HEFA, (Bryn
                                Mar Hospitals), 6.75%,
                                7/1/14                         1,968,313

 NR        NR         4,475     Hazelton Luzerne, PA
                                (Saint Joseph Medical
                                Center), 8.375%, 7/1/12        5,367,002

 NR        A-         1,000     Pennsylvania HEFA,
                                (Elizabeth College),
                                7.25%, 6/15/11                 1,117,570

 Baa2      NR         4,115     Somerset, PA, (Community
                                Hospital Project), 6.75%,
                                3/1/11                         4,523,661

 Aaa       AAA        4,845     Westmoreland, PA,
                                Municipal Authority,
                                (FGIC), 0.00%, 8/15/19         1,616,873

 Aaa       AAA        5,400     Westmoreland, PA,
                                Municipal Authority,
                                (FGIC), 0.00%, 8/15/20         1,666,170

 Aaa       AAA        5,880     Westmoreland, PA,
                                Municipal Authority,
                                (FGIC), 0.00%, 8/15/20         1,864,783

 NR        NR         2,750     Wilkins Area, PA, IDA,
                                (Fairview Extended Care),
                                10.25%, 1/1/21                 3,285,700

 Aaa       AAA          500     York, PA, Hospital
                                Authority, (AMBAC),
                                7.00%, 7/1/21                    549,615
--------------------------------------------------------------------------
                                                            $ 30,993,627
--------------------------------------------------------------------------

General Obligations -- 1.9%
--------------------------------------------------------------------------
 Baa1      A        $ 1,000     Commonwealth of Puerto
                                Rico, 4.50%, 7/1/23         $    916,350

 NR        A          3,000     Dauphin, PA, 6.90%, 6/1/26     3,198,060

 A1        A+         2,050     Lower Providence
                                Township, PA, Sewer
                                Authority, 6.75%, 5/1/22       2,261,130

 Aa3       AAA          465     Pennsylvania, 6.75%, 1/1/07      506,571

 Aa3       AAA          500     Pennsylvania, 6.75%, 1/1/08      544,700
--------------------------------------------------------------------------
                                                            $  7,426,811
--------------------------------------------------------------------------

                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  ommitted)   Security                          Value
--------------------------------------------------------------------------------

Hospitals -- 15.2%
--------------------------------------------------------------------------------
A3        NR       $ 5,330      Allegheny County, PA,
                                Hospital Development
                                Authority, HDA,
                                5.75%, 5/15/27                    $  5,535,951

NR        AAA        2,330      Allegheny, PA, Industrial
                                Development Authority,
                                (Presbyterian Medical Center),
                                6.75%, 2/1/26                        2,570,293

Baa       BBB        2,000      Dauphin, PA, (Community General
                                Osteopathic Hospital),
                                7.375%, 6/1/16                       2,198,760

NR        BBB        1,150      Horizon Hospital Systems
                                Authority, PA, 6.35%, 5/15/26        1,237,630

A         NR         2,670      Indiana, PA, (Indiana Hospital),
                                7.125%, 7/1/23                       2,953,207

A3        A          3,250      Lehigh, PA, (Muhlenberg Hospital),
                                6.60%, 7/15/22                       3,511,658

NR        BBB-       3,500      McKean, PA, (Bradford Hospital),
                                6.00%, 10/1/13                       3,626,385

A3        A-         2,550      Monroeville, PA, (Forbes Health
                                System), 6.25%, 10/1/15              2,741,199

Baa2      NR         1,375      Montgomery, PA, (Montgomery
                                Hospital Medical Center),
                                6.60%, 7/1/10                        1,491,724

NR        BBB+       2,615      Montgomery, PA, (Pottstown
                                Medical Center),
                                6.875%, 11/15/20                     2,825,560

A         BBB+       8,500      Pennsylvania Hospital and Higher
                                Education, (Albert Einstein Medical
                                Center), 7.625%, 4/1/11              8,966,395

A3        A            500      Pennsylvania Hospital and Higher
                                Education, (Allegheny General
                                Hospital), 7.25%, 9/1/17               554,445

B2        BB         7,115      Pennsylvania Hospital and Higher
                                Education, (Graduate Health
                                System), 7.25%, 7/1/18               7,239,584

B2        BB         5,625      Philadelphia, PA, (Graduate Health
                                System), 6.625%, 7/1/21              5,575,050

A3        NR         7,000      Washington, PA, (Monongahela
                                Valley Hospital),
                                6.75%, 12/1/08                       7,658,630
--------------------------------------------------------------------------------
                                                                  $ 58,686,471
--------------------------------------------------------------------------------

Housing -- 6.1%
--------------------------------------------------------------------------------
Aaa       NR       $ 1,950      Allegheny, PA, SFMR, (GNMA),
                                7.15%, 6/1/17                     $  2,046,272

NR        AAA        2,885      Allegheny, PA, SFMR, (Ladies
                                Grand Army) (FHA),
                                6.35%, 10/1/36                       3,115,079

Aa2       AA+        2,000      Pennsylvania HFA, SFMR, (AMT),
                                6.15%, 10/1/27                       2,103,820

Aa        AA+        8,350      Pennsylvania HFA, SFMR, (AMT),
                                7.50%, 10/1/25                       9,127,217

Aa2       AA         1,000      Pennsylvania Housing and Finance
                                Authority, HFA, (AMT), Variable
                                Rate, 10/1/23/(2)/                   1,147,500

A1        AAA        1,000      Urban Redevelopment Authority
                                of Pittsburgh Mortgage,
                                7.125%, 4/1/15                       1,053,540

Aa2       AAA          265      Urban Redevelopment Authority
                                of Pittsburgh Mortgage,
                                7.45%, 4/1/10                          281,173

Aa2       AAA        3,385      Urban Redevelopment Authority
                                of Pittsburgh Mortgage, (AMT),
                                7.10%, 4/1/24                        3,665,041

A1        AAA        1,055      Urban Redevelopment Authority
                                of Pittsburgh Mortgage, (AMT),
                                7.40%, 4/1/24                        1,116,306
--------------------------------------------------------------------------------
                                                                  $ 23,655,948
--------------------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 17.9%
--------------------------------------------------------------------------------
A3        BBB+     $ 6,450      Butler, PA, (Witco Corp.),
                                5.85%, 12/1/23                    $  6,724,899

NR        BB-        1,005      Clearfield, PA, (Kmart Corp.),
                                6.80%, 5/15/07                       1,073,320

NR        A          4,000      Franklin, PA, (Corning Inc.),
                                6.25%, 8/1/05                        4,515,640

A2        A         12,000      New Morgan, PA, (New Morgan
                                Landfill) (AMT),
                                6.50%, 4/1/19/(3)/                  13,094,639

NR        BBB-       9,000      Pennsylvania EDA, (Colver) (AMT),
                                7.125%, 12/1/15                     10,073,249

NR        BBB-       5,000      Pennsylvania EDA, (Colver) (AMT),
                                7.15%, 12/1/18                       5,603,300

Baa2      BBB-       5,000      Pennsylvania, IDA, (MacMillan
                                Bloedel Project) (AMT),
                                7.60%, 12/1/20                       5,546,700

Baa3      BBB        4,450      Pennsylvania, IDA, (Sun Company
                                Project), (AMT),
                                7.60%, 12/1/24                       5,225,680

NR        NR         6,500      Philadelphia, PA, (Refrigerated
                                Enterprises), (AMT),
                                9.05%, 12/1/19                       7,367,100

Baa3      BBB-       5,000      Puerto Rico Port Authority,
                                (American Airlines), (AMT),
                                6.25%, 6/1/26                        5,439,350

Baa3      BBB-       2,800      Puerto Rico Port Authority,
                                (American Airlines), (AMT),
                                6.30%, 6/1/23                        2,995,776


                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Industrial Development Revenue/
Pollution Control Revenue (continued)
--------------------------------------------------------------------------
 NR        BB-      $ 1,105     Shamokin, PA, (Kmart
                                Corp.), 6.70%, 7/1/07       $  1,177,256
--------------------------------------------------------------------------
                                                            $ 68,836,909
--------------------------------------------------------------------------

Insured-Education -- 2.5%
--------------------------------------------------------------------------
 Aaa       AAA      $   250     Pennsylvania HEFA,
                                (AMBAC), 5.625%, 6/15/19    $    260,148

 Aaa       AAA        2,000     Pennsylvania HEFA,
                                (MBIA), 5.75%, 5/1/22          2,140,180

 Aaa       AAA        2,500     Pennsylvania Higher
                                Education Student Loan,
                                (AMBAC), (AMT), 7.15%,
                                9/1/21                         2,670,475

 Aaa       AAA        1,500     Pennsylvania Higher
                                Education Student Loan,
                                (AMBAC), (AMT), Variable
                                Rate, 3/1/22/(2)/              1,689,375

 Aaa       AAA          700     Pennsylvania Higher
                                Education Student Loan,
                                (AMBAC), (AMT), Variable
                                Rate, 9/1/26/(2)/                817,250

 Aaa       AAA        2,000     University of Pittsburg,
                                (FGIC), 5.125%, 6/1/22         1,995,720
--------------------------------------------------------------------------
                                                            $  9,573,148
--------------------------------------------------------------------------

Insured-Electric Utilities -- 5.3%
--------------------------------------------------------------------------
 Aaa       AAA      $ 4,000     Beaver, PA, IDA, (Ohio
                                Edison Co.) (FGIC),
                                7.00%, 6/1/21               $  4,380,440

 Aaa       AAA       10,000     Beaver, PA, IDA, (Ohio
                                Edison Co.) (FGIC),
                                7.05%, 10/1/20                11,630,799

 Aaa       AAA        3,800     Puerto Rico Electric
                                Power Authority,
                                "STRIPES", (FSA),
                                Variable Rate, 7/1/02/(2)/     4,298,750
--------------------------------------------------------------------------
                                                            $ 20,309,989
--------------------------------------------------------------------------

Insured-General Obligations -- 7.7%
--------------------------------------------------------------------------
 Aaa       AAA      $ 2,170     Elizabeth Forward, PA,
                                School District, (MBIA),
                                0.00%, 9/1/20               $    686,653

 Aaa       AAA        2,170     Elizabeth Forward, PA,
                                School District, (MBIA),
                                0.00%, 9/1/21                    652,389

 Aaa       AAA        2,170     Elizabeth Forward, PA,
                                School District, (MBIA),
                                0.00%, 9/1/22                    619,687

 Aaa       AAA        2,170     Elizabeth Forward, PA,
                                School District, (MBIA),
                                0.00%, 9/1/23                    588,591

 Aaa       AAA        2,500     Erie, PA, School
                                District, (MBIA), 0.00%,
                                5/1/19                           846,675

 Aaa       AAA        2,625     Erie, PA, School
                                District, (MBIA), 0.00%,
                                5/1/20                           844,856

 Aaa       AAA        2,625     Erie, PA, School
                                District, (MBIA), 0.00%,
                                5/1/21                           802,699

 Aaa       AAA        3,625     Erie, PA, School
                                District, (MBIA), 0.00%,
                                5/1/22                         1,052,918

 Aaa       AAA        5,000     Hampton Township, PA,
                                School District, (FGIC),
                                5.00%, 9/1/27                  4,916,350

 Aaa       NR         2,365     Harrisburg, PA, (AMBAC),
                                0.00%, 3/15/17                   899,339

 Aaa       AAA        5,175     Hazelton, PA, School
                                District, (FGIC), 0.00%,
                                3/1/21                         1,596,332

 Aaa       NR         1,000     Hopewell, PA, School
                                District, (FSA), 0.00%,
                                9/1/22                           285,570

 Aaa       AAA        7,500     Keystone Oaks, PA, School
                                District, (AMBAC),
                                Variable Rate, 9/1/16/(2)/     8,812,500

 Aaa       AAA        1,430     Mars Area, PA, School
                                District, (MBIA), 0.00%,
                                3/1/14                           649,191

 Aaa       AAA        1,900     Philadelphia, PA, (MBIA),
                                5.00%, 5/15/15                 1,899,867

 Aaa       AAA        3,200     Philadelphia, PA, (MBIA),
                                5.00%, 5/15/20                 3,153,248

 Aaa       AAA          655     Rochester Area, PA,
                                School District, (AMBAC),
                                0.00%, 5/1/10                    371,595

 Aaa       AAA        1,000     Venango, PA, (AMBAC),
                                6.30%, 12/1/19                 1,085,970
--------------------------------------------------------------------------
                                                            $ 29,764,430
--------------------------------------------------------------------------

Insured-Hospitals -- 5.9%
--------------------------------------------------------------------------
 Aaa       AAA      $ 2,000     Allegheny County, PA,
                                HDA, (MBIA), 5.625%,
                                4/1/27                      $  2,098,840

 Aaa       AAA        3,750     Allegheny, PA,
                                (Magee-Womens Hospital),
                                (FGIC), 0.00%, 10/1/15         1,561,575

 Aaa       AAA        1,170     Allegheny, PA,
                                (Children's Hospital of
                                Pittsburgh), (MBIA),
                                6.75%, 7/1/08                  1,242,610

 Aaa       AAA        1,400     Armstrong, PA, (Saint
                                Francis Health Care),
                                (AMBAC), 6.25%, 6/1/13         1,523,732

 Aaa       AAA        2,500     Armstrong, PA, (Saint
                                Francis Health Care),
                                (AMBAC), 6.00%, 8/15/08        2,695,775

 Aaa       AAA          775     Carbon, PA, (Gnaden
                                Memorial Hospital),
                                (AMBAC), 7.00%, 11/15/14         842,975


                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Insured-Hospitals (continued)
--------------------------------------------------------------------------
 Aaa       AAA      $   750     Erie County, PA, Hospital
                                Authority, (Hamot Health
                                System), (AMBAC), 7.10%,
                                2/15/10                     $    819,960

 Aaa       AAA        1,000     Montgomery, PA, (Abington
                                Memorial Hospital),
                                (AMBAC), Variable Rate,
                                6/1/11/(2)/                    1,176,250

 Aaa       AAA        1,000     Northeastern, PA,
                                Hospital And Education
                                Authority, (Wyoming
                                Valley Health Care),
                                (AMBAC), 5.25%, 1/1/26         1,004,080

 Aaa       AAA        5,000     Philadelphia, PA,
                                Hospital and Higher
                                Education Authority,
                                (FGIC), Variable Rate,
                                2/15/12/(2)/                   5,337,500

 Aaa       AAA        2,550     Washington, PA,
                                (Shadyside Hospital),
                                (AMBAC), 5.75%, 12/15/14       2,739,516

 Aaa       AAA        1,500     Wayne County, PA,
                                Hospital And Health
                                Facilities Authority,
                                (MBIA), 5.25%, 7/1/24          1,505,685
--------------------------------------------------------------------------
                                                            $ 22,548,498
--------------------------------------------------------------------------

Insured-Industrial Development
Revenue -- 0.3%
--------------------------------------------------------------------------
 Aaa       AAA      $ 1,000     Delaware, PA,
                                (Philadelphia Water),
                                (AMT), (FGIC),
                                6.35%, 8/15/25              $  1,108,380
--------------------------------------------------------------------------
                                                            $  1,108,380
--------------------------------------------------------------------------

Insured-Lease Revenue/Certificates of
Participation -- 2.6%
--------------------------------------------------------------------------
 Aaa       AAA      $10,000     Commonwealth of
                                Pennsylvania, (AMBAC),
                                5.00%, 7/1/15/(4)/          $  9,936,399
--------------------------------------------------------------------------
                                                            $  9,936,399
--------------------------------------------------------------------------

Insured-Life Care -- 0.4%
--------------------------------------------------------------------------
 Aaa       AAA      $ 1,500     Montgomery County, PA,
                                Higher Education And
                                Health Authority, (Holy
                                Redeemer Health),
                                (AMBAC), 5.25%, 10/1/27     $  1,506,390
--------------------------------------------------------------------------
                                                            $  1,506,390
--------------------------------------------------------------------------

Insured-Transportation -- 1.3%
--------------------------------------------------------------------------
 Aaa       AAA      $ 3,000     Allegheny County Port
                                Authority, Airport
                                Revenue, (Pittsburgh
                                International Airport),
                                (MBIA), 5.00%, 1/1/19       $  2,965,350

 Aaa       AAA        2,000     Allegheny County Port
                                Authority, Airport
                                Revenue, (Pittsburgh
                                International Airport),
                                (MBIA), (AMT), 5.25%,
                                1/1/16                         2,021,460
--------------------------------------------------------------------------
                                                            $  4,986,810
--------------------------------------------------------------------------

Insured-Water and Sewer -- 1.6%
--------------------------------------------------------------------------
 Aaa       AAA      $ 2,500     Philadelphia, PA, Water
                                and Wastewater, (CGIC),
                                Variable Rate, 6/15/12/(2)/ $  2,765,625

 Aaa       AAA        3,490     Pittsburgh, PA, Water and
                                Sewer Authority, (FGIC),
                                4.75%, 9/1/16                  3,380,938
--------------------------------------------------------------------------
                                                            $  6,146,563
--------------------------------------------------------------------------

Life Care -- 3.0%
--------------------------------------------------------------------------
 NR        NR       $ 4,050     Delaware, PA, (White
                                Horse Village), 7.50%,
                                7/1/18                      $  4,376,673

 NR        BBB+       3,620     Delaware, PA, HFA,
                                5.75%, 12/15/22                4,023,666

 Baa2      BBB+       3,060     Hazleton, PA, HFA,
                                (Hazelton General
                                Hospital), 5.50%, 7/1/27       3,066,273
--------------------------------------------------------------------------
                                                            $ 11,466,612
--------------------------------------------------------------------------

Nursing Homes -- 2.1%
--------------------------------------------------------------------------
 NR        NR       $ 3,500     Montgomery, PA, IDA,
                                (Advancement of Geriatric
                                Health Care Institute),
                                8.375%, 7/1/23              $  3,798,375

 NR        NR         1,100     Philadelphia, PA, (The
                                Philadelphia Protestant
                                Home Project),
                                6.50%, 7/1/27                  1,146,299

 NR        NR         1,190     Philadelphia, PA, (The
                                Philadelphia Protestant
                                Home Project), 8.625%,
                                7/1/21                         1,380,210

 NR        NR         1,460     Westmoreland, PA,
                                (Highland Health Systems,
                                Inc.), 9.25%, 6/1/22           1,679,482
--------------------------------------------------------------------------
                                                            $  8,004,366
--------------------------------------------------------------------------

                       See notes to financial statements

Pennsylvania Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)    Security                    Value
--------------------------------------------------------------------------

Pooled Loans -- 5.1%
--------------------------------------------------------------------------
 NR        AA-      $16,950     Pennsylvania Finance
                                Authority, Beaver County,
                                6.60%, 11/1/09/(3)/         $ 18,860,264

 NR        AA+          870     Pennsylvania
                                Infrastructure Investment
                                Authority, (Pennvest),
                                6.80%, 9/1/10                    965,848
--------------------------------------------------------------------------
                                                            $ 19,826,112
--------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $347,367,015)                          $385,054,875
--------------------------------------------------------------------------
AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 30.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1.2% to 13.4%.

/(1)/ When-issued security.
/(2)/ Security has been issued as an inverse floater bond.
/(3)/ Security has been segregated to cover when-issued securities.
/(4)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Texas Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited) Principal
------------------- Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                      Value
--------------------------------------------------------------------------------

Assisted Living -- 2.8%
--------------------------------------------------------------------------------
 NR        NR       $  500     Bell County, TX, Health
                               Facilities, (Care
                               Institute, Inc.),
                               9.00%, 11/1/24                $   582,355
--------------------------------------------------------------------------------
                                                             $   582,355
--------------------------------------------------------------------------------

Education -- 1.2%
--------------------------------------------------------------------------------
 A         NR       $  240     Brazos, TX, Higher
                               Education Authority, (AMT),
                               6.50%, 6/1/04                 $   255,638
--------------------------------------------------------------------------------
                                                             $   255,638
--------------------------------------------------------------------------------

Electric Utilities -- 2.4%
--------------------------------------------------------------------------------
 NR        BBB      $  500     Guam Power Authority,
                               5.25%, 10/1/23                $   498,565
--------------------------------------------------------------------------------
                                                             $   498,565
--------------------------------------------------------------------------------

Escrowed/Prerefunded -- 3.7%
--------------------------------------------------------------------------------
 NR        NR       $  200     Bexar County, TX, Health
                               Facilities, (St. Luke's
                               Lutheran), 7.00%, 5/1/21      $   252,474
 Aaa       NR          100     Ector County, TX, Hospital
                               District, 7.30%, 4/15/12          114,036
 Aaa       AAA         200     Montgomery County, TX,
                               Hospital District, (FSA),
                               6.625%, 4/1/17                    222,904
 Aaa       AAA         150     Texas National Research Lab
                               Super Collider, 6.95%,
                               12/1/12                           180,405
--------------------------------------------------------------------------------
                                                             $   769,819
--------------------------------------------------------------------------------

General Obligations -- 12.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Bastrop, TX, Independent
                               School District U.T.G.O.,
                               (PSF), 0.00%, 2/15/13         $   479,970
 Aaa       AAA       1,000     Cypress-Fairbanks, TX,
                               Independent School
                               District, 0.00%, 2/15/15          428,160
 NR        NR          500     Leander, TX, 6.75%, 8/15/16       544,370
 Aa2       AA          690     Texas Veterans' Housing
                               Assistance U.T., (AMT),
                               6.70%, 12/1/24                    739,673
 Aa2       AA          360     Texas Veterans' Housing
                               Assistance U.T., (AMT),
                               6.80%, 12/1/23                    388,490
--------------------------------------------------------------------------------
                                                             $ 2,580,663
--------------------------------------------------------------------------------

Hospitals -- 11.1%
--------------------------------------------------------------------------------
 NR        BBB+     $  500     Denison, TX, Hospital
                               Authority, (Texoma Medical
                               Center), 7.10%, 8/15/24       $   561,615
 A3        NR          100     Harris County, TX, Hospital
                               District, (Memorial),
                               7.125%, 6/1/15                    114,498
 Aa        NR          975     Port Arthur, TX, Health
                               Facilities, (FHA), 6.50%,
                               8/1/24                          1,055,321
 A2        NR          500     Tarrant County, TX,
                               Methodist Health System,
                               6.00%, 9/1/24                     550,560
--------------------------------------------------------------------------------
                                                             $ 2,281,994
--------------------------------------------------------------------------------

Housing -- 18.8%
--------------------------------------------------------------------------------
 NR        AAA      $   80     Bexar County, TX, HFC,
                               8.10%, 3/1/24                 $    85,207
 NR        AAA         500     Dallas, TX, HFC, (GNMA),
                               7.95%, 12/1/23                    531,925
 NR        AAA         150     North Central, TX, HFC,
                               (GNMA), 7.875%, 10/1/22           159,081
 NR        AAA       1,000     Texas Department of Housing
                               And Community Affairs,
                               Multifamily, (Meadow Ridge
                               Apartments Project), (AMT),
                               5.55%, 8/1/30                   1,010,790
 NR        A           500     Texas Department of Housing
                               and Community Affairs, NHP
                               Foundation-Asmara Project,
                               6.40%, 1/1/27                     537,355
 NR        A           750     Travis County, TX, HFC
                               Multifamily, (Travis
                               Station Apartments),
                               6.75%, 4/1/19                     796,260
 NR        AAA         695     Travis County, TX, HFC,
                               (GNMA) (FNMA), 7.05%,
                               12/1/25                           745,151
--------------------------------------------------------------------------------
                                                             $ 3,865,769
--------------------------------------------------------------------------------

Industrial Development Revenue Pollution
Control Revenue -- 12.9%
--------------------------------------------------------------------------------
 Baa1      BBB      $  450     Gulf Coast, TX, Waste
                               Disposal Authority,
                               (Champion International),
                               (AMT), 7.25%, 4/1/17          $   494,429
 A2        A+        1,000     Port Corpus Christi, TX,
                               (Hoechst Celanese Corp.),
                               (AMT), 6.875%, 4/1/17           1,089,720
 NR        A         1,000     Trinity River Authority,
                               TX, (PCR), (AMT), 6.20%,
                               3/1/20                          1,072,790
--------------------------------------------------------------------------------
                                                             $ 2,656,939
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 12.4%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Austin, TX, Combined
                               Utility, (AMBAC), 6.75%,
                               11/15/12/(1)/                 $ 1,184,759

                       See notes to financial statements

Texas Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
-------------------  Principal
                     Amount
          Standard   (000's
Moody's   & Poor's   omitted)   Security                           Value
--------------------------------------------------------------------------------

Insured-Electric Utilities (continued)
--------------------------------------------------------------------------------
Aaa       AAA        $1,000     Austin, TX, Utility System,
                                (FGIC), 6.25%, 5/15/16/(2)/        $ 1,111,160

Aaa       AAA           500     Lower Colorado River
                                Authority Junior Lien, TX,
                                (FGIC), 0.00%, 1/1/12                  255,915
--------------------------------------------------------------------------------
                                                                   $ 2,551,834
--------------------------------------------------------------------------------

Insured-Hospitals -- 10.9%
--------------------------------------------------------------------------------
Aaa       AAA        $  500     Harris County, TX, HFC,
                                (Hermann Hospital), (MBIA),
                                6.375%, 10/1/24                    $   555,255

Aaa       AAA           600     Tarrant County, TX, HFC,
                                (Health Resources
                                Systems-Series A), (MBIA),
                                5.25%, 2/15/22                         602,646

Aaa       AAA         1,000     Tyler County, TX, HFC,
                                (Mother Frances Hospital),
                                (FGIC), 6.50%, 7/1/22                1,097,420
--------------------------------------------------------------------------------
                                                                   $ 2,255,321
--------------------------------------------------------------------------------

Lease Revenue/Certificates of Participation -- 1.3%
--------------------------------------------------------------------------------
NR        BBB-       $  250     Rio Grande, TX, Independent
                                School District Lease,
                                6.75%, 7/15/10                     $   274,820
--------------------------------------------------------------------------------
                                                                   $   274,820
--------------------------------------------------------------------------------

Transportation -- 10.0%
--------------------------------------------------------------------------------
NR        NR         $  250     Abia Dev. Corp., TX,
                                (Austin Cargoport), 9.25%,
                                10/1/21                            $   286,423

                        505     Alliance Airport Authority,
                                (American Airlines), (AMT),
                                7.50%, 12/1/29                         551,935

Baa2      BBB-          225     Dallas-Fort Worth, TX,
                                Airport, (American
                                Airlines), (AMT),
                                7.50%, 11/1/25                         245,455

Baa3      BB+           100     Dallas-Fort Worth, TX,
                                Airport, (Delta Airlines),
                                (AMT), 7.125%, 11/1/26                 107,959

NR        BBB           755     Guam Airport Authority,
                                (AMT), 6.70%, 10/1/23                  831,391

Aa2       AA             25     Harris County, TX, Toll
                                Road Subordinate Lien,
                                6.75%, 8/1/14                           27,532
--------------------------------------------------------------------------------
                                                                   $ 2,050,695
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $18,794,709)                                  $20,624,412
--------------------------------------------------------------------------------



AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

HFC - Housing Finance Corporation

The Portfolio invests primarily in debt securities issued by Texas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1998, 24.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institution ranged from 1.1% to 12.0% of total investments.

/(1)/ When-issued security.
/(2)/ Security has been segregated to cover when-issued securities.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of January 31, 1998


                                                       Arizona           Colorado        Connecticut          Michigan
                                                      Portfolio         Portfolio         Portfolio          Portfolio
-------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                  $ 94,998,980      $ 35,691,544      $ 156,324,927      $ 124,442,329
    Unrealized appreciation                            10,969,469         4,375,065         11,794,971         13,390,033
-------------------------------------------------------------------------------------------------------------------------
Investments, at value (Note 1A)                      $105,968,449      $ 40,066,609      $ 168,119,898      $ 137,832,362
-------------------------------------------------------------------------------------------------------------------------
Cash                                                 $  1,168,292      $        839      $     508,016      $         143
Receivable for investments sold                                --            65,857            493,052          2,860,103
Interest receivable                                     1,066,587           521,300          2,002,975          1,985,246
Deferred organization expenses (Note 1D)                       --                --                260                258
-------------------------------------------------------------------------------------------------------------------------
Total assets                                         $108,203,328      $ 40,654,605      $ 171,124,201      $ 142,678,112
-------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------
Demand note payable (Note 5)                         $         --      $     43,000      $          --      $   1,934,000
Payable for daily variation margin on open
    financial futures contracts (Note 1E and 6)            23,640             8,344             35,044             33,571
Payable to affiliate for Trustees' fees (Note 2)              700               173              1,200                696
Accrued expenses                                            8,707             6,192             22,033             14,352
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    $     33,047      $     57,709      $      58,277      $   1,982,619
-------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                        $108,170,281      $ 40,596,896      $ 171,065,924      $ 140,695,493
-------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                      $ 97,285,800      $ 36,247,077      $ 159,376,987      $ 127,413,738
Net unrealized appreciation of investments
    (computed on the basis of identified cost)         10,884,481         4,349,819         11,688,937         13,281,755
-------------------------------------------------------------------------------------------------------------------------
Total                                                $108,170,281      $ 40,596,896      $ 171,065,924      $ 140,695,493
-------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of January 31, 1998

                                                      Minnesota         New Jersey       Pennsylvania         Texas
                                                      Portfolio         Portfolio          Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------

Assets
---------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                  $62,345,476      $ 302,127,280      $ 347,367,015     $ 18,794,709
    Unrealized appreciation                            6,450,715         35,791,103         37,687,860        1,829,703
---------------------------------------------------------------------------------------------------------------------------
Investment at value (Note 1A)                        $68,796,191      $ 337,918,383      $ 385,054,875     $ 20,624,412
---------------------------------------------------------------------------------------------------------------------------
Cash                                                 $   265,805      $     190,248      $         220     $     20,386
Receivable for investments sold                            5,000                 --          2,031,671            5,059
Interest receivable                                      824,232          4,201,651          4,862,744          312,954
Deferred organization expenses (Note 1D)                      --                 94                342               --
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         $69,891,228      $ 342,310,376      $ 391,949,852     $ 20,962,811
---------------------------------------------------------------------------------------------------------------------------


Liabilities
---------------------------------------------------------------------------------------------------------------------------
Payable for when-issued securities (Note 1G)         $   688,793      $          --      $   3,015,867     $  1,046,570
Demand note payable (Note 5)                                  --                 --          3,174,000               --
Payable for daily variation margin on open
    financial futures contracts (Note 1E and 6)           12,187             60,937             94,788               --
Payable to affiliate for Trustees' fees (Note 2)             713              1,826              1,384               14
Accrued expenses                                           7,759             21,001                 45            1,125
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    $   709,452      $      83,764      $   6,286,084     $  1,047,709
---------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                        $69,181,776      $ 342,226,612      $ 385,663,768     $ 19,915,102
---------------------------------------------------------------------------------------------------------------------------


Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                      $62,777,179      $ 306,666,097      $ 348,277,096     $ 18,085,399
Net unrealized appreciation of investments
    (computed on the basis of identified cost)         6,404,597         35,560,515         37,386,672        1,829,703
---------------------------------------------------------------------------------------------------------------------------
Total                                                $69,181,776      $ 342,226,612      $ 385,663,768     $ 19,915,102
---------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations


For the Six Months Ended January 31, 1998



                                                   Arizona Portfolio  Colorado Portfolio  Connecticut Portfolio  Michigan Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income                                       $3,163,520          $1,216,849            $4,964,851            $4,166,524
------------------------------------------------------------------------------------------------------------------------------------
Total income                                          $3,163,520          $1,216,849            $4,964,851            $4,166,524
------------------------------------------------------------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                       $  208,913          $   49,739            $  358,484            $  293,955
Compensation of Trustees not members of the
   Investment Adviser's organization (Note 2)              5,767                 909                 6,664                 4,827
Custodian fee (Note 1I)                                   32,210              14,458                43,516                43,142
Legal and accounting services                             22,209              17,554                23,029                21,981
Amortization of organization expenses (Note 1D)              887                 229                 1,314                 1,250
Miscellaneous                                              3,840               2,878                10,513                11,334
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                        $  273,826          $   85,767            $  443,520            $  376,489
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee (Note 1I)               $    9,748          $       --            $       --            $   13,204
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                              $    9,748          $       --            $       --            $   13,204
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                          $  264,078          $   85,767            $  443,520            $  363,285
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                 $2,899,442          $1,131,082            $4,521,331            $3,803,239
------------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)    $2,250,315          $  274,318            $  429,388            $1,934,999
   Financial futures contracts                          (746,662)           (359,805)             (801,288)           (1,119,453)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions   $1,503,653          $  (85,487)           $ (371,900)           $  815,546
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                $  268,054          $  464,800            $2,224,565            $  343,050
   Financial futures contracts                           543,285             197,690               454,683               894,687
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments                                     $  811,339          $  662,490            $2,679,248            $1,237,737
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments       $2,314,992          $  577,003            $2,307,348            $2,053,283
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations            $5,214,434          $1,708,085            $6,828,679            $5,856,522
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended January 31, 1998


                                                 Minnesota Portfolio  New Jersey Portfolio  Pennsylvania Portfolio  Texas Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B)
------------------------------------------------------------------------------------------------------------------------------------
Interest income                                       $2,035,076           $10,487,608            $12,036,112           $609,322
------------------------------------------------------------------------------------------------------------------------------------
Total income                                          $2,035,076           $10,487,608            $12,036,112           $609,322
------------------------------------------------------------------------------------------------------------------------------------


Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee (Note 2)                       $  116,762           $   780,245            $   896,650           $ 16,686
Compensation of Trustees not members of the
   Investment Adviser's organization (Note 2)              3,811                 9,789                  8,647                125
Custodian fee (Note 1I)                                   19,882                53,949                 67,209              6,944
Legal and accounting services                             20,654                35,609                 34,137             15,100
Amortization of organization expenses (Note 1D)              309                 2,236                  2,646                209
Miscellaneous                                              5,918                19,917                 44,919              3,334
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                        $  167,336           $   901,745            $ 1,054,208           $ 42,398
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee (Note 1I)               $    3,690           $        --            $    67,209           $  2,290
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                              $    3,690           $        --            $    67,209           $  2,290
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                          $  163,646           $   901,745            $   986,999           $ 40,108
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                 $1,871,430           $ 9,585,863            $11,049,113           $569,214
------------------------------------------------------------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)    $1,185,730           $ 2,879,125            $ 2,825,095           $285,123
   Financial futures contracts                          (654,921)           (1,542,911)            (2,824,759)           (91,792)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investment transactions          $  530,809           $ 1,336,214            $       336           $193,331
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                $  (86,668)          $ 2,924,910            $ 2,616,205           $    323
   Financial futures contracts                           423,538               817,002              2,277,866             81,068
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments                                     $  336,870           $ 3,741,912            $ 4,894,071           $ 81,391
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments       $  867,679           $ 5,078,126            $ 4,894,407           $274,722
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations            $2,739,109           $14,663,989            $15,943,520           $843,936
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 1998


Increase (Decrease) in Net Assets              Arizona Portfolio    Colorado Portfolio   Connecticut Portfolio   Michigan Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                        $   2,899,442         $   1,131,082         $   4,521,331          $   3,803,239
   Net realized gain (loss) on                      1,503,653               (85,487)             (371,900)               815,546
      investment transactions
   Net change in unrealized
      appreciation (depreciation)                     811,339               662,490             2,679,248              1,237,737
      of investments
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations      $   5,214,434         $   1,708,085         $   6,828,679          $   5,856,522
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $   3,625,822         $   2,024,449         $   3,499,677          $   2,168,583
   Withdrawals                                    (13,141,768)           (5,760,082)          (14,240,022)           (17,553,258)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
 transactions                                   $  (9,515,946)        $  (3,735,633)        $ (10,740,345)         $ (15,384,675)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                      $  (4,301,512)        $  (2,027,548)        $  (3,911,666)         $  (9,528,153)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                          $ 112,471,793         $  42,624,444         $ 174,977,590          $ 150,223,646
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                $ 108,170,281         $  40,596,896         $ 171,065,924          $ 140,695,493
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 1998


Increase (Decrease) in Net Assets              Minnesota Portfolio   New Jersey Portfolio   Pennsylvania Portfolio   Texas Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                          $  1,871,430          $  9,585,863              $ 11,049,113         $    569,214
   Net realized gain on investment transactions        530,809             1,336,214                       336              193,331
   Net change in unrealized appreciation
      (depreciation) of investments                    336,870             3,741,912                 4,894,071               81,391
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations        $  2,739,109          $ 14,663,989              $ 15,943,520         $    843,936
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                  $  2,231,474          $ 11,118,150              $ 10,389,079         $    487,593
   Withdrawals                                      (6,462,481)          (36,327,597)              (42,889,571)          (3,092,568)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions                           $ (4,231,007)         $(25,209,447)             $(32,500,492)        $ (2,604,975)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                        $ (1,491,898)         $(10,545,458)             $(16,556,972)        $ (1,761,039)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                            $ 70,673,674          $352,772,070              $402,220,740         $ 21,676,141
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                  $ 69,181,776          $342,226,612              $385,663,768         $ 19,915,102
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


For the Year Ended July 31, 1997


                                                             Arizona             Colorado          Connecticut          Michigan
Increase (Decrease) in Net Assets                           Portfolio           Portfolio           Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                 $   6,682,773       $   2,539,687       $   9,925,507       $   8,798,336
    Net realized gain on investment transactions                799,157             446,628             472,294              36,033
    Net change in unrealized appreciation
        (depreciation) of investments                         4,938,530           2,095,673           7,068,431           6,476,859
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                $  12,420,460       $   5,081,988       $  17,466,232       $  15,311,228
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                         $   7,001,783       $   4,009,912       $   9,762,822       $   3,699,109
    Withdrawals                                             (36,811,997)        (11,883,030)        (39,868,349)        (42,251,299)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                          $ (29,810,214)      $  (7,873,118)      $ (30,105,527)      $ (38,552,190)
------------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets                                $ (17,389,754)      $  (2,791,130)      $ (12,639,295)      $ (23,240,962)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                      $ 129,861,547       $  45,415,574       $ 187,616,885       $ 173,464,608
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                            $ 112,471,793       $  42,624,444       $ 174,977,590       $ 150,223,646
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


For the Year Ended July 31, 1997

Increase (Decrease) in Net Assets            Minnesota Portfolio   New Jersey Portfolio   Pennsylvania Portfolio   Texas Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                        $  4,112,897         $  21,484,047            $  25,120,444         $  1,316,730
    Net realized gain (loss) on investment
        transactions                                   28,621             1,984,468               (1,113,620)             (11,999)
    Net change in unrealized appreciation
        (depreciation) of investments               2,786,157            14,203,930               18,755,709            1,114,403
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations       $  6,927,675         $  37,672,445            $  42,762,533         $  2,419,134
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                $  4,877,845         $  20,443,481            $  19,109,521         $  1,759,693
    Withdrawals                                   (17,221,919)          (91,588,197)            (107,833,175)          (6,869,522)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from capital
    transactions                                 $(12,344,074)        $ (71,144,716)           $ (88,723,654)        $ (5,109,829)
------------------------------------------------------------------------------------------------------------------------------------


Net decrease in net assets                       $ (5,416,399)        $ (33,472,271)           $ (45,961,121)        $ (2,690,695)
------------------------------------------------------------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                             $ 76,090,073         $ 386,244,341            $ 448,181,861         $ 24,366,836
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                   $ 70,673,674         $ 352,772,070            $ 402,220,740         $ 21,676,141
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                     Arizona Portfolio
                                                     -------------------------------------------------------------------------------
                                                                                         Year Ended
                                                                       -------------------------------------------------------------
                                                     Six Months Ended                      July 31,                       Sept. 30,
                                                     January 31, 1998  ------------------------------------------------ ------------
                                                     (Unaudited)          1997        1996         1995        1994*        1993**
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
------------------------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                             0.50%+          0.50%       0.51%        0.52%       0.46%+       0.42%+
Expenses after custodian fee reduction                     0.49%+          0.49%       0.50%          --          --           --
Net investment income                                      5.34%+          5.56%       5.53%        5.81%       5.43%+       5.46%+
Portfolio Turnover                                           14%             10%         18%          22%         23%         107%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)              $108,170        $112,472    $129,862     $144,521    $154,068     $133,539
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the ten months ended July 31, 1994.
** For the period from the start of business, February 1, 1993 to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                    Colorado Portfolio
                                                       -----------------------------------------------------------------------------
                                                                                       Year Ended
                                                                        ------------------------------------------------------------
                                                       Six Months Ended                  July 31,                      Sept. 30,
                                                       January 31, 1998 -------------------------------------------   --------------
                                                       (Unaudited)         1997      1996      1995       1994*         1993**
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:++
------------------------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                             0.42%+       0.40%      0.40%     0.25%      0.02%+          0.06%+
Net expenses after custodian fee reduction                    0.42%+       0.36%      0.36%       --         --              --
Net investment income                                         5.51%+       5.86%      5.75%     6.05%      5.73%+          5.60%+
Portfolio Turnover                                               9%          14%        53%       52%        23%             10%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                  $40,597      $42,624    $45,416   $46,077    $44,399         $24,346
------------------------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses /(1)/                                                                        0.42%     0.40%      0.35%+          0.35%+
Expenses after custodian fee reduction                                                0.38%       --         --              --
Net investment income                                                                 5.73%     5.90%      5.40%+          5.31%+
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

*     For the ten months ended July 31, 1994.

** For the period from the start of business, February 1, 1993 to September 30, 1993.

/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.

                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                                Connecticut Portfolio
                                                  ----------------------------------------------------------------------------------
                                                                                      Year Ended
                                                                    ----------------------------------------------------------------
                                                  Six Months Ended                     July 31,                        Sept. 30,
                                                  January 31, 1998  ------------------------------------------------  --------------
                                                  (Unaudited)         1997       1996         1995         1994*         1993**
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
------------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                           0.51%+          0.53%      0.52%         0.53%        0.47%+       0.46%+
Expenses after custodian fee reduction                  0.51%+          0.53%      0.50%           --           --           --
Net investment income                                   5.24%+          5.50%      5.49%         5.77%        5.40%+       5.45%+
Portfolio Turnover                                         4%             11%        23%           29%          10%          10%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $171,066        $174,978   $187,617      $195,276     $192,038     $159,848
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

*     For the ten months ended July 31, 1994.

** For the period from the start of business, February 1, 1993 to September 30, 1993.

/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                      Michigan Portfolio
                                                    --------------------------------------------------------------------------------
                                                                                          Year Ended
                                                                      --------------------------------------------------------------
                                                    Six Months Ended                        July 31,                     Sept. 30,
                                                    January 31, 1998  ----------------------------------------------  --------------
                                                    (Unaudited)         1997        1996        1995        1994*          1993**
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
------------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                              0.52%+          0.52%       0.54%        0.48%       0.47%+       0.44%+
Expenses after custodian fee reduction                    0.50%+          0.50%       0.52%          --          --           --
Net investment income                                     5.23%+          5.45%       5.50%        5.85%       5.48%+       5.46%+
Portfolio Turnover                                          13%             16%         49%          54%         45%          20%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)             $140,695        $150,224    $173,465     $191,263    $204,032     $187,665
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the ten months ended July 31, 1994.
** For the period from the start of business, February 1, 1993 to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                Minnesota Portfolio
                                                -----------------------------------------------------------------------------------
                                                                                    Year Ended
                                                                 ------------------------------------------------------------------
                                                Six Months Ended                     July 31,                           Sept. 30,
                                                January 31, 1998 ----------------------------------------------------   -----------
                                                (Unaudited)           1997       1996           1995         1994*         1993**
----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
----------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                          0.48%+         0.47%       0.48%          0.47%        0.45%+       0.40%+
Expenses after custodian fee reduction                 0.47%+         0.44%       0.46%            --           --           --
Net investment income                                  5.39%+         5.71%       5.69%          5.83%        5.50%+       5.58%+
Portfolio Turnover                                       12%            22%         45%            76%          20%          10%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $69,182        $70,674     $76,090        $82,968      $84,005      $67,019
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the ten months ended July 31, 1994.
** For the period from the start of business, February 1, 1993 to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                  New Jersey Portfolio
                                                   ---------------------------------------------------------------------------------
                                                                                       Year Ended
                                                                    ----------------------------------------------------------------
                                                   Six Months Ended                      July 31,                          Sept. 30,
                                                   January 31, 1998 -------------------------------------------------  -------------
                                                   (Unaudited)       1997        1996        1995            1994*         1993**
------------------------------------------------------------------------------------------------------------------------------------


Ratios to average daily net assets:
------------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                            0.52%+        0.54%       0.53%        0.52%           0.50%+       0.50%+
Expenses after custodian fee reduction                   0.52%+        0.52%       0.52%          --              --           --
Net investment income                                    5.55%+        5.84%       5.82%        5.96%           5.62%+       5.67%+
Portfolio Turnover                                          9%           24%         39%          54%             25%          12%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)            $342,227      $352,772    $386,244     $411,038        $423,854     $393,677
------------------------------------------------------------------------------------------------------------------------------------

 +     Annualized.
 *     For the ten months ended July 31, 1994.
 ** For the period from the start of business, February 1, 1993 to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                  Pennsylvania Portfolio
                                                  ---------------------------------------------------------------------------------
                                                                                        Year Ended
                                                                    ---------------------------------------------------------------
                                                  Six Months Ended                       July 31,                       Sept. 30,
                                                  January 31, 1998  -------------------------------------------------  ------------
                                                  (Unaudited)           1997         1996         1995        1994*        1993**
-----------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                           0.53%+          0.55%        0.54%        0.49%        0.48%+       0.50%+
Expenses after custodian fee reduction                  0.50%+          0.51%        0.50%          --           --           --
Net investment income                                   5.63%+          5.96%        5.90%        6.02%        5.66%+       5.71%+
Portfolio Turnover                                         8%             17%          30%          44%          21%          17%
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $385,664        $402,221     $448,182     $502,250     $536,786     $497,001
-----------------------------------------------------------------------------------------------------------------------------------

+     Annualized.

*     For the ten months ended July 31, 1994.

** For the period from the start of business, February 1, 1993 to September 30, 1993.

/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolios as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                                Texas Portfolio
                                               -----------------------------------------------------------------------
                                                                                  Year Ended
                                                                  ----------------------------------------------------
                                               Six Months Ended                     July 31,                Sept. 30,
                                               January 31, 1998   ---------------------------------------   ----------
                                               (Unaudited)        1997        1996       1995       1994*     1993**
----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets:++
----------------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                          0.41%+      0.37%      0.32%      0.08%      0.00%+      0.03%+
Net expenses, after custodian fee reduction            0.39%+      0.35%      0.27%        --         --          --
Net investment income                                  5.54%+      5.79%      5.81%      6.20%      5.69%+      5.82%+
Portfolio Turnover                                       12%         17%        39%        49%        27%          8%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $19,915     $21,676    $24,367    $28,227    $27,589     $16,029
----------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses/(1)/                                                                  0.42%       0.35%      0.37%+     0.42%+
Expenses, after custodian fee reduction                                        0.37%         --         --         --
Net investment income                                                          5.71%       5.93%      5.32%+     5.43%+
----------------------------------------------------------------------------------------------------------------------

+     Annualized.
*     For the ten months ended July 31, 1994.
** For the period from the start of business, February 1, 1993 to September 30, 1993.
/(1)/ The expense ratios for the year ended July 31, 1996 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended July 31, 1995 have not been adjusted to reflect this change.


                       See notes to financial statements

EV Municipals Portfolio as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

    C Income Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

    G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EV Municipals Portfolio as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    H Other -- Investment transactions are accounted for on a trade date basis.

    I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce each Portfolio's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

    J Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    K Interim Financial Information -- The interim financial statements relating to January 31, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six-months ended January 31, 1998, each Portfolio paid advisory fees as follows:

      Portfolio                                 Amount        Effective Rate*
    ----------------------------------------------------------------------------
      Arizona                              $   208,913             0.38%
      Colorado                                  49,739             0.24%
      Connecticut                              358,484             0.42%
      Michigan                                 293,955             0.40%
      Minnesota                                116,762             0.34%
      New Jersey                               780,245             0.45%
      Pennsylvania                             896,650             0.45%
      Texas                                     16,686             0.16%

      * Advisory fees paid as a percentage of average daily net assets.


    Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

    Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six-months ended January 31, 1998, no significant amounts have been deferred.

    Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

3   Investments
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six-months ended January 31, 1998 were as follows:

     Arizona Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $15,331,699
      Sales                                                      23,039,900

     Colorado Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $ 3,800,814
      Sales                                                       6,649,944

     Connecticut Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $ 6,245,786
      Sales                                                      12,263,136

     Michigan Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $18,914,301
      Sales                                                      29,911,810

     Minnesota Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $ 8,163,983
      Sales                                                      10,242,400

     New Jersey Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $30,873,234
      Sales                                                      48,228,544

     Pennsylvania Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $32,871,204
      Sales                                                      48,427,852

     Texas Portfolio
    ----------------------------------------------------------------------------
      Purchases                                                 $ 2,510,105
      Sales                                                       4,215,121

EV Municipals Portfolio as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 1998, as computed on a federal income tax basis, are as follows:

  Arizona Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $  94,998,980
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $  10,985,391
  Gross unrealized depreciation                                         (15,902)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $  10,969,469
  ------------------------------------------------------------------------------

  Colorado Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $  35,691,544
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $   4,375,065
  Gross unrealized depreciation                                              --
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $   4,375,065
  ------------------------------------------------------------------------------

  Connecticut Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $ 156,324,927
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $  11,801,349
  Gross unrealized depreciation                                          (6,378)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $  11,794,971
  ------------------------------------------------------------------------------

  Michigan Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $ 124,442,329
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $  13,409,371
  Gross unrealized depreciation                                         (19,338)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $  13,390,033
  ------------------------------------------------------------------------------

  Minnesota Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $  62,345,476
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $   6,450,715
  Gross unrealized depreciation                                              --
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $   6,450,715
  ------------------------------------------------------------------------------

  New Jersey Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $ 302,127,280
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $  35,839,533
  Gross unrealized depreciation                                         (48,430)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $  35,791,103
  ------------------------------------------------------------------------------

  Pennsylvania Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $ 347,367,015
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $  37,700,567
  Gross unrealized depreciation                                         (12,707)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $  37,687,860
  ------------------------------------------------------------------------------

  Texas Portfolio
  ------------------------------------------------------------------------------
  Aggregate Cost                                                  $  18,794,709
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                   $   1,830,832
  Gross unrealized depreciation                                         (10,345)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                     $   1,829,703
  ------------------------------------------------------------------------------
5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 1998, the Colorado Portfolio, Michigan Portfolio and Pennsylvania Portfolio had balances outstanding pursuant to this line of credit of $43,000, $1,934,000, and $3,174,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six-months ended January 31, 1998.

EV Municipals Portfolio as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at January 31, 1998, is as follows:


                Futures
                Contracts
                Expiration                                        Net Unrealized
  Portfolio     Date           Contracts             Position     Depreciation
  ------------------------------------------------------------------------------
  Arizona       3/98      53 U.S. Treasury Bonds     Short          $  84,988
  ------------------------------------------------------------------------------
  Colorado      3/98      15 U.S. Treasury Bonds     Short             25,246
  ------------------------------------------------------------------------------
  Connecticut   3/98      63 U.S. Treasury Bonds     Short            106,034
  ------------------------------------------------------------------------------
  Michigan      3/98      68 U.S. Treasury Bonds     Short            108,278
  ------------------------------------------------------------------------------
  Minnesota     3/98      30 U.S. Treasury Bonds     Short             46,118
  ------------------------------------------------------------------------------
  New Jersey    3/98      150 U.S. Treasury Bonds    Short            230,588
  ------------------------------------------------------------------------------
  Pennsylvania  3/98      192 U.S. Treasury Bonds    Short            301,188
  ------------------------------------------------------------------------------


  At January 31, 1998, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EV Municipals Portfolios as of January 31, 1998


Municipals Portfolios

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President of Arizona, Colorado, Connecticut, Michigan, Minnesota, New Jersey, Pennsylvania and Texas Municipals Portfolios and Portfolio Manager of Minnesota and New Jersey Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of Arizona Municipals Portfolio

William H. Ahearn, Jr.
Vice President and Portfolio Manager of Colorado and Connecticut Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager of Texas Municipals Portfolio

Timothy T. Browse
Vice President and Portfolio Manager of Michigan and Pennsylvania Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant